Pioneer Bond Fund

Schedule of Investments | March 31, 2020

Ticker Symbols: Class A PIOBX Class C PCYBX Class K PBFKX Class R PBFRX Class Y PICYX

Schedule of Investments | 3/31/20 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 97.7%
	CONVERTIBLE PREFERRED STOCK - 0.8% of Net Assets
	Banks - 0.8%
33,980(a)	Wells Fargo & Co., 7.5%	$43,291,200
	Total Banks	$43,291,200
	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost $47,063,959)	$43,291,200

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - 14.7% of Net Assets
584,448(b)	321 Henderson Receivables I LLC, Series 2005-1A, Class A1, 0.935% (1 Month USD LIBOR +	$ 538,087
	23 bps), 11/15/40 (144A)
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class B, 8.37%, 1/15/46 (144A)	635,147
1,250,000(b)	522 Funding CLO I, Ltd., Series 2019-1A, Class D, 0.0% (3 Month USD LIBOR + 420 bps), 1/15/33 (144A)	934,124
12,500,000	A10 Bridge Asset Financing LLC, Series 2019-B, Class A1, 3.085%, 8/15/40 (144A)	12,889,511
3,088,290	Access Point Funding I LLC, Series 2017-A, Class B, 3.97%, 4/15/29 (144A)	3,081,332
4,000,000	American Credit Acceptance Receivables Trust, Series 2019-2, Class E, 4.29%, 6/12/25 (144A)	3,201,405
800,000	Amur Equipment Finance Receivables V LLC, Series 2018-1A, Class C, 3.74%, 4/22/24 (144A)	800,817
1,249,999	Amur Equipment Finance Receivables V LLC, Series 2018-1A, Class D, 3.98%, 4/22/24 (144A)	1,252,421
1,675,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class C, 4.27%, 1/20/23 (144A)	1,698,974
5,784,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class D, 4.45%, 6/20/23 (144A)	5,858,383
3,833,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class B, 2.8%, 3/20/25 (144A)	3,778,640
2,676,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class E, 4.47%, 3/20/25 (144A)	2,640,946
5,900,000	Aqua Finance Trust, Series 2019-A, Class C, 4.01%, 7/16/40 (144A)	5,863,510
7,000,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class B, 3.37%, 6/15/25 (144A)	6,689,376
1,100,000	Ascentium Equipment Receivables Trust, Series 2018-1A, Class D, 3.99%, 12/11/23 (144A)	1,113,402
3,000,000(b)	ASSURANT CLO III, Ltd., Series 2018-2A, Class E, 7.969% (3 Month USD LIBOR + 615 bps), 10/20/31 (144A)	1,633,896
1,750,000	Avid Automobile Receivables Trust, Series 2018-1, Class B, 3.85%, 7/15/24 (144A)	1,738,145
2,000,000	Avid Automobile Receivables Trust, Series 2019-1, Class C, 3.14%, 7/15/26 (144A)	1,912,720
8,750,000(b)	Battalion CLO XV, Ltd., Series 2020-15A, Class D, 4.912% (3 Month USD LIBOR + 325 bps), 1/17/33 (144A)	6,021,522
4,122,709(c)	Bayview Koitere Fund Trust, Series 2017-RT4, Class A, 3.5%, 7/28/57 (144A)	4,106,599
2,860,816(c)	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.0%, 3/28/57 (144A)	2,814,740
1,416,000	BCC Funding XIV LLC, Series 2018-1A, Class B, 3.39%, 8/21/23 (144A)	1,420,570
2,000,000(b)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 8.898% (3 Month USD LIBOR + 702 bps), 1/15/33 (144A)	1,133,484
732,088	BXG Receivables Note Trust, Series 2015-A, Class A, 2.88%, 5/2/30 (144A)	723,594
2,500,000(b)	Carlyle US CLO, Ltd., Series 2019-4A, Class C, 5.878% (3 Month USD LIBOR + 400 bps), 1/15/33 (144A)	1,865,235
8,572,469(c)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.0%, 11/25/44 (144A)	8,530,929
8,600,000	CIG Auto Receivables Trust, Series 2019-1A, Class B, 3.59%, 8/15/24 (144A)	8,069,244
957,732(b)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 1.597% (1 Month USD LIBOR + 65 bps), 9/25/42 (144A)	938,771
792,341	Conn's Receivables Funding LLC, Series 2019-A, Class A, 3.4%, 10/16/23 (144A)	769,667
4,790,000	Conn's Receivables Funding LLC, Series 2019-B, Class B, 3.62%, 6/17/24 (144A)	3,966,101
7,600,000	Continental Credit Card ABS LLC, Series 2019-1A, Class A, 3.83%, 8/15/26 (144A)	7,538,153
3,000,000	CoreVest American Finance Trust, Series 2017-1, Class C, 3.756%, 10/15/49 (144A)	2,821,598
1,484,638	Diamond Resorts Owner Trust, Series 2019-1A, Class B, 3.53%, 2/20/32 (144A)	1,428,160
9,276,750	Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/49 (144A)	8,273,191
222,031(b)	DRB Prime Student Loan Trust, Series 2016-B, Class A1, 2.747% (1 Month USD LIBOR +	221,501
	180 bps), 6/25/40 (144A)
1,079,590	Drive Auto Receivables Trust, Series 2018-1, Class C, 3.22%, 3/15/23	1,079,378
4,000,000	Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25	3,985,776
4,200,000(b)	Dryden 78 CLO, Ltd., Series 2020-78A, Class E, 6.6% (3 Month USD LIBOR + 660 bps), 4/17/33 (144A)	2,310,000
4,500,000	Elm Trust, Series 2018-2A, Class A2, 4.605%, 10/20/27 (144A)	4,470,326
1,300,000	Engs Commercial Finance Trust, Series 2016-1A, Class B, 3.45%, 3/22/22 (144A)	1,297,124
1,900,000	Engs Commercial Finance Trust, Series 2016-1A, Class D, 5.22%, 1/22/24 (144A)	1,894,657
4,000,000	ExteNet LLC, Series 2019-1A, Class C, 5.219%, 7/26/49 (144A)	3,409,634
5,000,000	Fair Square Issuance Trust, Series 2020-AA, Class C, 5.4%, 9/20/24 (144A)	4,446,142
1,527,066	FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (144A)	1,524,506
1,879,466	FCI Funding LLC, Series 2019-1A, Class B, 0.0%, 2/18/31 (144A)	1,878,479
10,055,625	Finance of America Structured Securities Trust, Series 2019-A, Class JR2, 0.0%, 3/25/69	10,327,347
3,000,000(c)	Finance of America Structured Securities Trust, Series 2019-HB1, Class M2, 3.676%, 4/25/29 (144A)	3,015,000
1,700,000(c)	Finance of America Structured Securities Trust, Series 2019-HB1, Class M3, 3.813%, 4/25/29 (144A)	1,708,500
21,756,649	Finance of America Structured Securities Trust, Series 2019-JR3, Class JR2, 2.0%, 9/25/69	21,462,625
4,500,000(b)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 6.225% (3 Month USD LIBOR + 435 bps), 1/20/33 (144A)	3,321,270
1,000,000(b)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class D, 9.575% (3 Month USD LIBOR + 770 bps), 1/20/33 (144A)	576,860
3,750,000	Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	3,248,764
4,200,000	Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)	3,801,000
1,750,000	Foursight Capital Automobile Receivables Trust, Series 2019-1, Class D, 3.27%, 6/16/25 (144A)	1,700,926
5,080,000	Genesis Sales Finance Master Trust, Series 2019-AA, Class A, 4.68%, 8/20/23 (144A)	4,534,461

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
6,000,000	GLS Auto Receivables Issuer Trust, Series 2019-1A, Class C, 3.87%, 12/16/24 (144A)	$ 5,919,973
4,390,000(b)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class D, 5.607% (3 Month	3,247,217
	USD LIBOR + 385 bps), 1/20/33 (144A)
4,821,575	Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (144A)	4,291,009
5,000,000(b)	Harriman Park CLO, Ltd., Series 2020-1A, Class D, 3.64% (3 Month USD LIBOR + 350 bps), 4/20/31 (144A)	3,491,500
1,850,000	Hertz Fleet Lease Funding LP, Series 2018-1, Class C, 3.77%, 5/10/32 (144A)	1,856,221
2,800,000	Hertz Fleet Lease Funding LP, Series 2018-1, Class D, 4.17%, 5/10/32 (144A)	2,816,011
4,272,000	HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/44 (144A)	4,074,505
4,627,412(b)	Home Partners of America Trust, Series 2018-1, Class A, 1.7% (1 Month USD LIBOR + 90 bps), 7/17/37 (144A)	4,217,068
3,670,141	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	3,394,584
5,003,562	Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)	4,158,206
5,250,000	Horizon Funding, Series 2019-1A, Class A1, 4.21%, 9/15/27 (144A)	5,249,562
706,295	Icon Brand Holdings LLC, Series 2012-1A, Class A, 4.229%, 1/25/43 (144A)	490,595
193,729	Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	134,555
3,650,000(b)	Invitation Homes Trust, Series 2018-SFR1, Class C, 2.05% (1 Month USD LIBOR + 125 bps), 3/17/37 (144A)	3,139,636
4,730,000(b)	Invitation Homes Trust, Series 2018-SFR2, Class D, 2.155% (1 Month USD LIBOR + 145 bps), 6/17/37 (144A)	4,018,874
6,860,000(b)	Invitation Homes Trust, Series 2018-SFR3, Class D, 2.45% (1 Month USD LIBOR + 165 bps), 7/17/37 (144A)	5,739,049
8,960,000(b)	Invitation Homes Trust, Series 2018-SFR3, Class E, 2.8% (1 Month USD LIBOR + 200 bps), 7/17/37 (144A)	7,241,645
299,733	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	304,556
3,764,672	JG Wentworth XLI LLC, Series 2018-1A, Class A, 3.74%, 10/17/72 (144A)	3,704,343
6,326,323	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	6,086,061
6,000,000	Kabbage Funding LLC, Series 2019-1, Class A, 3.825%, 3/15/24 (144A)	5,835,005
14,500,000	Kabbage Funding LLC, Series 2019-1, Class B, 4.071%, 3/15/24 (144A)	14,025,139
3,200,000(b)	Kayne CLO 7, Ltd., Series 2020-7A, Class E, 0.0% (3 Month USD LIBOR + 650 bps), 4/17/33 (144A)	1,216,000
2,100,000	LL ABS Trust, Series 2019-1A, Class B, 3.52%, 3/15/27 (144A)	1,895,764
6,000,000(b)	M360 LLC, Series 2019-CRE2, Class A, 2.105% (1 Month USD LIBOR + 140 bps), 9/15/34 (144A)	5,538,335
4,850,000(b)	Madison Park Funding XXII, Ltd., Series 2016-22A, Class ER, 8.358% (3 Month USD LIBOR + 670 bps), 1/15/33 (144A)	2,909,263
3,750,000(b)	Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class D, 5.692% (3 Month USD LIBOR + 375 bps), 1/15/33 (144A)	2,738,302
4,400,000(b)	Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class E, 9.192% (3 Month USD LIBOR + 725 bps), 1/15/33 (144A)	2,650,164
5,000,000(b)	Mariner CLO LLC, Series 2015-1A, Class DR2, 4.104% (3 Month USD LIBOR + 285 bps), 4/20/29 (144A)	3,932,885
870,890	Marlette Funding Trust, Series 2018-3A, Class A, 3.2%, 9/15/28 (144A)	865,034
5,950,000	Marlette Funding Trust, Series 2019-2A, Class C, 4.11%, 7/16/29 (144A)	4,407,245
1,750,000	Marlin Receivables LLC, Series 2018-1A, Class C, 3.7%, 6/20/23 (144A)	1,757,650
7,107,000(c)	Mill City Mortgage Loan Trust, Series 2018-1, Class M2, 3.25%, 5/25/62 (144A)	6,056,449
11,437,745(c)	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.75%, 5/25/58 (144A)	11,300,399
9,467,816(c)	Mill City Mortgage Loan Trust, Series 2018-3, Class M3, 3.25%, 8/25/58 (144A)	7,564,477
3,332,000(c)	Mill City Mortgage Trust, Series 2015-1, Class B3, 3.803%, 6/25/56 (144A)	2,367,773
4,415,242	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	4,255,265
2,540,000	Mosaic Solar Loan Trust, Series 2019-2A, Class C, 4.35%, 9/20/40 (144A)	1,799,906
2,645,000(c)	Nationstar HECM Loan Trust, Series 2018-3A, Class M3, 4.353%, 11/25/28 (144A)	2,335,114
2,850,000(b)	Newark BSL CLO 1, Ltd., Series 2016-1A, Class CR, 4.704% (3 Month USD LIBOR + 300 bps), 12/21/29 (144A)	2,205,718
2,832,409(b)	Newtek Small Business Loan Trust, Series 2017-1, Class A, 2.947% (1 Month USD LIBOR +	2,727,272
	200 bps), 2/15/43 (144A)
3,000,000	NFAS LLC, Series 2019-1, Class A, 4.172%, 8/15/24 (144A)	2,843,803
1,500,000	NMEF Funding LLC, Series 2019-A, Class B, 3.06%, 8/17/26 (144A)	1,468,409
3,000,000	NMEF Funding LLC, Series 2019-A, Class D, 4.39%, 8/17/26 (144A)	2,920,477
874,419(b)	NovaStar Mortgage Funding Trust, Series 2005-3, Class M1, 1.622% (1 Month USD LIBOR +	865,399
	68 bps), 1/25/36
5,232,713	Orange Lake Timeshare Trust, Series 2019-A, Class D, 4.93%, 4/9/38 (144A)	5,054,173
226,313	Oxford Finance Funding LLC, Series 2016-1A, Class A, 3.968%, 6/17/24 (144A)	225,762
3,000,000	Oxford Finance Funding LLC, Series 2019-1A, Class B, 5.438%, 2/15/27 (144A)	3,015,740
4,000,000(b)	Palmer Square Loan Funding, Ltd., Series 2020-1A, Class B, 3.583% (3 Month USD LIBOR +	3,628,992
	190 bps), 2/20/28 (144A)
4,000,000(b)	Palmer Square Loan Funding, Ltd., Series 2020-1A, Class D, 6.533% (3 Month USD LIBOR + 485 bps), 2/20/28 (144A)	2,541,484
5,500,000	Perimeter Master Note Business Trust, Series 2019-2A, Class B, 5.21%, 5/15/24 (144A)	5,396,741
5,000,000+	PG Receivables Finance, Series 2020-1, Class A1, 3.968%, 7/20/25 (144A)	4,775,000
2,350,000+	PG Receivables Finance, Series 2020-1, Class B, 4.705%, 7/20/25 (144A)	2,244,250
3,730,000	Progress Residential Trust, Series 2017-SFR1, Class E, 4.261%, 8/17/34 (144A)	3,493,983
6,180,000	Progress Residential Trust, Series 2017-SFR2, Class E, 4.142%, 12/17/34 (144A)	5,723,409
3,250,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/35 (144A)	2,923,805
5,810,000	Progress Residential Trust, Series 2018-SFR3, Class E, 4.873%, 10/17/35 (144A)	5,455,147
8,370,000	Progress Residential Trust, Series 2019-SFR2, Class E, 4.142%, 5/17/36 (144A)	7,542,535
2,000,000	Purchasing Power Funding LLC, Series 2018-A, Class A, 3.34%, 8/15/22 (144A)	1,994,290

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
8,500,000(b)	Race Point VIII CLO, Ltd., Series 2013-8A, Class CR2, 0.0% (3 Month USD LIBOR + 205 bps), 2/20/30 (144A)	$ 7,325,504
4,000,000(b)	Race Point VIII CLO, Ltd., Series 2013-8A, Class DR2, 0.0% (3 Month USD LIBOR + 350 bps), 2/20/30 (144A)	3,158,776
8,000,000	Republic Finance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27 (144A)	6,974,981
2,000,000(c)	RMF Buyout Issuance Trust, Series 2019-1, Class M3, 3.011%, 7/25/29 (144A)	1,836,740
1,129,721	SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23 (144A)	1,121,569
2,250,000	SCF Equipment Leasing LLC, Series 2018-1A, Class C, 4.21%, 4/20/27 (144A)	2,199,670
7,400,000	SCF Equipment Leasing LLC, Series 2019-1A, Class C, 3.92%, 11/20/26 (144A)	7,220,217
3,000,000	SCF Equipment Leasing LLC, Series 2019-2A, Class A2, 2.47%, 4/20/26 (144A)	2,933,877
7,350,000	SCF Equipment Leasing LLC, Series 2019-2A, Class C, 3.11%, 6/21/27 (144A)	7,155,116
1,162,000	Small Business Lending Trust, Series 2019-A, Class B, 3.42%, 7/15/26 (144A)	1,103,451
4,000,000(b)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class D, 5.941% (3 Month USD LIBOR + 411 bps), 1/15/33 (144A)	2,894,436
4,100,000(b)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class E, 9.451% (3 Month USD LIBOR + 762 bps), 1/15/33 (144A)	2,415,052
13,765,844	SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.2%, 5/27/36 (144A)	12,898,340
1,463,125	STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, 4/20/45 (144A)	1,294,762
8,750,000(b)	Symphony CLO XXII, Ltd., Series 2020-22A, Class C, 0.0% (3 Month USD LIBOR + 215 bps), 4/18/33 (144A)	7,173,687
3,200,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class C, 3.84%, 11/15/24 (144A)	3,185,449
1,078,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class D, 4.3%, 11/15/24 (144A)	1,003,706
334,130	TLF National Tax Lien Trust, Series 2017-1A, Class B, 3.84%, 12/15/29 (144A)	332,822
12,500,000(c)	Towd Point Mortgage Trust, Series 2015-2, Class 1B3, 3.757%, 11/25/60 (144A)	10,291,827
6,000,000(c)	Towd Point Mortgage Trust, Series 2015-6, Class B1, 4.022%, 4/25/55 (144A)	5,366,728
9,700,000(c)	Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.209%, 2/25/55 (144A)	9,122,942
9,750,000(c)	Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.556%, 8/25/55 (144A)	8,688,424
13,750,000(c)	Towd Point Mortgage Trust, Series 2016-3, Class B1, 4.13%, 4/25/56 (144A)	12,959,244
9,000,000(c)	Towd Point Mortgage Trust, Series 2016-4, Class B1, 3.992%, 7/25/56 (144A)	8,291,557
14,130,000(c)	Towd Point Mortgage Trust, Series 2016-4, Class M1, 3.25%, 7/25/56 (144A)	13,102,971
6,000,000(c)	Towd Point Mortgage Trust, Series 2016-5, Class M2, 3.375%, 10/25/56 (144A)	5,364,302
11,530,000(c)	Towd Point Mortgage Trust, Series 2017-1, Class B2, 3.944%, 10/25/56 (144A)	9,902,286
12,925,000(c)	Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.189%, 4/25/57 (144A)	11,510,845
12,600,000(c)	Towd Point Mortgage Trust, Series 2017-2, Class M2, 3.75%, 4/25/57 (144A)	11,540,004
13,920,000(c)	Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.606%, 6/25/57 (144A)	12,471,929
23,000,000(c)	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.25%, 6/25/57 (144A)	20,218,106
7,000,000(c)	Towd Point Mortgage Trust, Series 2017-6, Class M1, 3.25%, 10/25/57 (144A)	6,374,396
12,000,000(c)	Towd Point Mortgage Trust, Series 2017-6, Class M2, 3.25%, 10/25/57 (144A)	10,679,969
5,161,000(c)	Towd Point Mortgage Trust, Series 2018-1, Class B1, 3.952%, 1/25/58 (144A)	4,549,538
11,515,000(c)	Towd Point Mortgage Trust, Series 2018-2, Class A2, 3.5%, 3/25/58 (144A)	10,683,688
16,185,000(c)	Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875%, 5/25/58 (144A)	12,350,404
13,700,000(c)	Towd Point Mortgage Trust, Series 2018-5, Class A1B, 3.25%, 7/25/58 (144A)	12,680,135
3,577,340(c)	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.25%, 7/25/58 (144A)	2,861,792
5,634,469(c)	Towd Point Mortgage Trust, Series 2018-SJ1, Class A1, 4.0%, 10/25/58 (144A)	5,647,712
2,803,492(c)	Towd Point Mortgage Trust, Series 2018-SJ1, Class XA, 5.0%, 10/25/58 (144A)	2,764,230
22,685,000(c)	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.75%, 12/25/58 (144A)	20,571,042
10,150,000(c)	Towd Point Mortgage Trust, Series 2019-3, Class M1, 4.25%, 2/25/59 (144A)	9,103,286
13,515,000(b)	Towd Point Mortgage Trust, Series 2019-HY2, Class A2, 2.347% (1 Month USD LIBOR +	11,104,602
	140 bps), 5/25/58 (144A)
8,972,880(c)	Towd Point Mortgage Trust, Series 2019-HY2, Class XA, 5.0%, 5/25/58 (144A)	8,896,421
5,614,000(b)	Towd Point Mortgage Trust, Series 2019-HY3, Class A2, 2.247% (1 Month USD LIBOR +	4,617,939
	130 bps), 10/25/59 (144A)
7,714,961(c)	Towd Point Mortgage Trust, Series 2019-MH1, Class A1, 3.0%, 11/25/58 (144A)	7,759,456
14,550,000(c)	Towd Point Mortgage Trust, Series 2019-SJ3, Class A2, 3.0%, 11/25/59 (144A)	13,920,317
3,000,000(b)	Trafigura Securitisation Finance Plc, Series 2017-1A, Class A1, 1.555% (1 Month USD LIBOR + 85 bps), 12/15/20 (144A)	2,991,096
8,500,000	Tricon American Homes Trust, Series 2017-SFR2, Class B, 3.275%, 1/17/36 (144A)	8,256,346
9,411,000	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, 3/17/38 (144A)	8,831,708
1,250,000	United Auto Credit Securitization Trust, Series 2019-1, Class D, 3.47%, 8/12/24 (144A)	1,148,621
2,125,000	United Auto Credit Securitization Trust, Series 2019-1, Class E, 4.29%, 8/12/24 (144A)	1,596,606
19,614	United States Small Business Administration, 6.14%, 1/1/22	20,052
114,712	United States Small Business Administration, Series 2005-20B, Class 1, 4.625%, 2/1/25	120,235
130,206	United States Small Business Administration, Series 2005-20E, Class 1, 4.84%, 5/1/25	136,876
194,740	United States Small Business Administration, Series 2008-20D, Class 1, 5.37%, 4/1/28	210,864
176,383	United States Small Business Administration, Series 2008-20H, Class 1, 6.02%, 8/1/28	192,566
124,768	United States Small Business Administration, Series 2008-20J, Class 1, 5.63%, 10/1/28	135,966
111,906	United States Small Business Administration, Series 2008-20L, Class 1, 6.22%, 12/1/28	123,597
43,383	United States Small Business Administration, Series 2009-20A, Class 1, 5.72%, 1/1/29	47,608
99,391	United States Small Business Administration, Series 2009-20I, Class 1, 4.2%, 9/1/29	105,684
4,000,000	Upstart Securitization Trust, Series 2020-1, Class C, 4.899%, 4/22/30 (144A)	3,216,792
2,450,000	US Auto Funding LLC, Series 2019-1A, Class B, 3.99%, 12/15/22 (144A)	2,252,450
398,812	Welk Resorts LLC, Series 2015-AA, Class A, 2.79%, 6/16/31 (144A)	394,649
1,492,364	Welk Resorts LLC, Series 2017-AA, Class B, 3.41%, 6/15/33 (144A)	1,459,973
2,159,898	Welk Resorts LLC, Series 2019-AA, Class C, 3.34%, 6/15/38 (144A)	2,100,405
1,036,733	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	1,008,665
821,398	Westgate Resorts LLC, Series 2016-1A, Class B, 4.5%, 12/20/28 (144A)	818,460
703,506	Westgate Resorts LLC, Series 2017-1A, Class A, 3.05%, 12/20/30 (144A)	666,684

	Principal
	Amount
	USD ($)		Value
		ASSET BACKED SECURITIES - (continued)
	4,303,457	Westgate Resorts LLC, Series 2018-1A, Class C, 4.1%, 12/20/31 (144A)	$ 4,275,373
	3,870,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class E, 4.9%, 12/15/23 (144A)	3,850,003
	2,900,000	Westlake Automobile Receivables Trust, Series 2019-3A, Class E, 3.59%, 3/17/25 (144A)	2,546,499
	1,940,729	WRG Debt Funding II LLC, Series 2017-1, Class A, 4.458%, 3/15/26 (144A)	1,924,120
	6,400,000(b)	York Clo-4, Ltd., Series 2016-2A, Class CR, 3.151% (3 Month USD LIBOR + 215 bps), 4/20/32 (144A)	5,336,710
		TOTAL ASSET BACKED SECURITIES
		(Cost $922,019,724)	$830,361,253
		COLLATERALIZED MORTGAGE OBLIGATIONS - 15.6% of Net Assets
	16,492(b)	Alternative Loan Trust, Series 2003-14T1, Class A9, 1.397% (1 Month USD LIBOR + 45 bps), 8/25/18	$ 16,492
	2,800,000	American Homes 4 Rent, Series 2014-SFR3, Class C, 4.596%, 12/17/36 (144A)	2,602,016
	700,000	American Homes 4 Rent, Series 2014-SFR3, Class D, 5.04%, 12/17/36 (144A)	636,672
	1,300,000	American Homes 4 Rent, Series 2015-SFR1, Class C, 4.11%, 4/17/52 (144A)	1,250,250
	2,320,000(c)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1, 4.5%, 11/25/48 (144A)	2,176,040
	6,700,000(c)	Angel Oak Mortgage Trust I LLC, Series 2019-2, Class M1, 4.065%, 3/25/49 (144A)	6,301,799
	10,257,752(c)	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class A, 3.5%, 6/28/57 (144A)	10,030,025
	5,350,065(c)	Bayview Opportunity Master Fund IVb Trust, Series 2017-RT2, Class A, 3.5%, 8/28/57 (144A)	5,328,098
	2,323,550(c)	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A, 3.5%, 1/28/55 (144A)	2,304,420
	470,246(b)	Bellemeade Re, Ltd., Series 2017-1, Class M1, 2.647% (1 Month USD LIBOR + 170 bps), 10/25/27 (144A)	469,454
	4,020,887(b)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 2.547% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	3,990,315
	4,574,459(b)	Bellemeade Re, Ltd., Series 2018-2A, Class M1B, 2.297% (1 Month USD LIBOR + 135 bps), 8/25/28 (144A)	4,543,178
	6,234,987(b)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 2.797% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	6,198,028
	5,250,000(b)	Bellemeade Re, Ltd., Series 2018-3A, Class M2, 3.697% (1 Month USD LIBOR + 275 bps), 10/25/28 (144A)	3,910,243
	4,530,000(b)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 2.697% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	3,991,466
	4,060,000(b)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 3.647% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	3,173,490
	3,479,866(c)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.0%, 10/25/68 (144A)	3,440,654
	3,169,688(c)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.0%, 10/25/68 (144A)	2,963,658
	9,388,028(b)	Chase Mortgage Reference Notes, Series 2019-CL1, Class M1, 2.297% (1 Month USD LIBOR + 135 bps), 4/25/47 (144A)	8,485,570
	134,420(c)	CHL Mortgage Pass-Through Trust, Series 2003-56, Class 4A2, 4.166%, 12/25/33	112,946
	1,876,992(c)	Citigroup Mortgage Loan Trust, Series 2018-RP2, Class A1, 3.5%, 2/25/58 (144A)	1,902,321
	10,765,981(c)	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class A1, 3.5%, 1/25/66 (144A)	10,908,195
	4,470,000(c)	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class M2, 4.0%, 1/25/66 (144A)	3,834,706
CAD	6,510,436	Classic RMBS Trust, Series 2019-1A, Class A, 3.064%, 8/16/49 (144A)	4,625,496
	216,511	Colony American Finance, Ltd., Series 2015-1, Class A, 2.896%, 10/15/47 (144A)	216,058
	2,400,000(d)	Colony American Finance, Ltd., Series 2016-1, Class D, 5.972%, 6/15/48 (144A)	2,291,292
	2,400,000(d)	Colony American Finance, Ltd., Series 2016-2, Class D, 5.028%, 11/15/48 (144A)	2,222,384
	4,100,000(b)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 10.911% (1 Month USD LIBOR + 925 bps), 11/25/39 (144A)	2,648,153
	13,772,583(b)	Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 3.397% (1 Month USD	11,413,677
		LIBOR + 245 bps), 7/25/31 (144A)
	1,254,826(b)	Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2, 3.247% (1 Month USD	1,038,436
		LIBOR + 230 bps), 8/25/31 (144A)
	4,160,439(b)	Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 3.097% (1 Month USD	3,406,229
		LIBOR + 215 bps), 9/25/31 (144A)
	10,720,000(b)	Connecticut Avenue Securities Trust, Series 2019-R06, Class 2M2, 3.047% (1 Month USD	8,287,973
		LIBOR + 210 bps), 9/25/39 (144A)
	12,710,000(b)	Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2, 3.047% (1 Month USD	10,240,870
		LIBOR + 210 bps), 10/25/39 (144A)
	5,090,000(b)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 4.513% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	3,398,363
	6,450,000(b)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 4.513% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	4,306,374
	6,930,173(c)	CSMC Trust, Series 2013-6, Class 2A3, 3.5%, 8/25/43 (144A)	6,819,785
	2,305,604(c)	CSMC Trust, Series 2013-IVR3, Class B4, 3.442%, 5/25/43 (144A)	2,065,685
	2,579,711(c)	CSMC Trust, Series 2013-IVR5, Class B4, 3.649%, 10/25/43 (144A)	2,412,023
	3,762,327(c)	CSMC Trust, Series 2018-J1, Class A26, 3.5%, 2/25/48 (144A)	3,756,459
	751,053(c)	Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.577%, 10/25/47 (144A)	751,200
	1,954,993(c)	Deephaven Residential Mortgage Trust, Series 2018-1A, Class A1, 2.976%, 12/25/57 (144A)	1,932,198
	2,814,189(b)	Eagle Re, Ltd., Series 2018-1, Class M1, 2.647% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	2,800,955
	10,664,944(b)	Eagle Re, Ltd., Series 2019-1, Class M1B, 2.747% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	10,616,869
	5,577,657(c)	EverBank Mortgage Loan Trust, Series 2013-2, Class A, 3.0%, 6/25/43 (144A)	5,578,878
	7,590,978(b)	Fannie Mae Connecticut Avenue Securities, Series 2016-C05, Class 2M2, 5.397% (1 Month	7,244,643
		USD LIBOR + 445 bps), 1/25/29
	2,446,403(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2, 3.497% (1 Month	2,005,241
		USD LIBOR + 255 bps), 12/25/30
	387,328(c)	Fannie Mae Grantor Trust, Series 2004-T2, Class 2A, 4.36%, 7/25/43	412,532

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
4,743(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3780, Class FE, 1.105% (1 Month USD LIBOR + 40 bps), 12/15/20	$ 4,743
11,333,582(b)(e)	Federal Home Loan Mortgage Corp. REMICS, Series 4091, Class SH, 5.845% (1 Month USD LIBOR + 655 bps), 8/15/42	2,355,612
186,912	Federal National Mortgage Association REMICS, Series 2009-36, Class HX, 4.5%, 6/25/29	199,392
726,549	Federal National Mortgage Association REMICS, Series 2013-128, Class DV, 3.0%, 6/25/23	747,422
2,790,747	Finance of America Structured Securities Trust, Series 2018-A, Class JR2, 1.646%, 12/26/68	2,860,924
12,889,901	Finance of America Structured Securities Trust, Series 2019-JR2, Class JR2, 0.0%, 6/25/69 (144A)	13,165,433
13,365,068	Finance of America Structured Securities Trust, Series 2019-JR4, Class JR2, 2.0%, 11/25/69	13,038,281
2,197,000(c)	FirstKey Mortgage Trust, Series 2015-1, Class B4, 3.914%, 3/25/45 (144A)	1,697,107
4,747,352(c)	Flagstar Mortgage Trust, Series 2018-3INV, Class B3, 4.505%, 5/25/48 (144A)	4,086,689
5,901,668(c)	Flagstar Mortgage Trust, Series 2020-1INV, Class A3, 3.0%, 3/25/50 (144A)	5,841,394
8,600,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA2, Class M2, 2.797% (1 Month USD LIBOR + 185 bps), 2/25/50 (144A)	5,462,733
7,890,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-HQA2, Class M2, 3.911% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)	5,077,084
4,230,000(b)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class B1, 5.197% (1 Month USD LIBOR + 425 bps), 10/25/48 (144A)	1,942,721
9,880,000(b)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 3.247% (1 Month USD LIBOR + 230 bps), 10/25/48 (144A)	8,054,242
7,048,624(b)	Freddie Mac Stacr Trust, Series 2019-DNA2, Class M2, 3.397% (1 Month USD LIBOR + 245 bps), 3/25/49 (144A)	5,842,599
4,350,000(b)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class B2, 13.197% (1 Month USD LIBOR + 1,225 bps), 2/25/49 (144A)	2,486,044
3,897,437(b)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class M2, 3.297% (1 Month USD LIBOR + 235 bps), 2/25/49 (144A)	3,290,092
3,165,000(b)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B2, 12.197% (1 Month USD LIBOR + 1,125 bps), 4/25/49 (144A)	1,882,654
1,830,000(b)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class M2, 2.997% (1 Month USD LIBOR + 205 bps), 4/25/49 (144A)	1,518,426
6,515,000(b)	Freddie Mac Stacr Trust, Series 2019-HRP1, Class M3, 3.197% (1 Month USD LIBOR + 225 bps), 2/25/49 (144A)	5,022,118
714,508(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M2, 2.247%	704,426
	(1 Month USD LIBOR + 130 bps), 3/25/29
11,465,925(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class M2, 4.397%	10,203,589
	(1 Month USD LIBOR + 345 bps), 10/25/29
8,940,000(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M2, 3.447%	7,695,923
	(1 Month USD LIBOR + 250 bps), 3/25/30
862,806(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-SPI3, Class M1, 4.148%, 8/25/48 (144A)	842,448
6,320,961(c)	FWD Securitization Trust, Series 2019-INV1, Class A1, 2.81%, 6/25/49 (144A)	6,265,519
2,150,000(c)	FWD Securitization Trust, Series 2019-INV1, Class M1, 3.48%, 6/25/49 (144A)	1,754,118
1,800,000(c)	FWD Securitization Trust, Series 2020-INV1, Class M1, 2.85%, 1/25/50 (144A)	1,433,413
939,278	Government National Mortgage Association, Series 2005-61, Class UZ, 5.25%, 8/16/35	1,002,462
399,895	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	409,456
579,671	Government National Mortgage Association, Series 2013-169, Class TE, 3.25%, 4/16/27	617,290
45,847,752(e)	Government National Mortgage Association, Series 2019-159, Class CI, 3.5%, 12/20/49	4,020,169
27,169,517(b)(e)	Government National Mortgage Association, Series 2020-9, Class SA, 2.577% (1 Month USD LIBOR + 335 bps), 1/20/50	2,721,508
3,323,866(c)	GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class B3, 3.119%, 7/25/44 (144A)	2,735,755
6,039,247	GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A, 3.75%, 10/25/57 (144A)	6,136,912
2,820,914(c)	GS Mortgage-Backed Securities Trust, Series 2019-PJ1, Class B1, 4.333%, 8/25/49 (144A)	2,836,627
15,498,192(c)	GS Mortgage-Backed Securities Trust, Series 2019-SL1, Class A1, 2.625%, 1/25/59 (144A)	15,173,610
5,500,000(c)	GS Mortgage-Backed Securities Trust, Series 2019-SL1, Class A2, 2.875%, 1/25/59 (144A)	4,908,464
11,102,000(c)	GS Mortgage-Backed Securities Trust, Series 2019-SL1, Class M1, 3.125%, 1/25/59 (144A)	10,132,063
3,288,980(c)	GS Mortgage-Backed Securities Trust, Series 2020-PJ1, Class B1, 3.694%, 5/25/50 (144A)	2,393,251
3,986,642(c)	GS Mortgage-Backed Securities Trust, Series 2020-PJ1, Class B2, 3.694%, 5/25/50 (144A)	2,868,001
7,253,939(c)	GS Mortgage-Backed Securities Trust, Series 2020-PJ2, Class A4, 3.5%, 7/25/50 (144A)	7,264,484
4,938,670(c)	GS Mortgage-Backed Securities Trust, Series 2020-PJ2, Class B1, 3.612%, 7/25/50 (144A)	3,565,328
750,000(b)	Home Partners of America Trust, Series 2017-1, Class B, 2.15% (1 Month USD LIBOR + 135 bps), 7/17/34 (144A)	697,544
1,101,574(b)	Home Re, Ltd., Series 2018-1, Class M1, 2.547% (1 Month USD LIBOR + 160 bps), 10/25/28 (144A)	1,097,377
3,796,136(b)	Home Re, Ltd., Series 2019-1, Class M1, 2.597% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	3,777,380
12,735,333(c)	JP Morgan Mortgage Trust, Series 2018-LTV1, Class A3, 4.5%, 4/25/49 (144A)	12,930,287
8,231,126(c)	JP Morgan Mortgage Trust, Series 2019-8, Class B1A, 2.976%, 3/25/50 (144A)	7,119,984
6,557,181(c)	JP Morgan Mortgage Trust, Series 2019-9, Class B1A, 3.343%, 5/25/50 (144A)	5,140,503
6,352,221(c)	JP Morgan Mortgage Trust, Series 2019-INV1, Class B3, 5.13%, 10/25/49 (144A)	5,674,135
9,813,040(c)	JP Morgan Mortgage Trust, Series 2019-INV2, Class B3A, 3.812%, 2/25/50 (144A)	8,673,106
571,613(c)	JP Morgan Mortgage Trust, Series 2019-INV3, Class A3, 3.5%, 5/25/50 (144A)	566,362
10,529,038(c)	JP Morgan Mortgage Trust, Series 2019-LTV1, Class A3, 4.0%, 6/25/49 (144A)	10,714,587
4,784,055(c)	JP Morgan Mortgage Trust, Series 2019-LTV2, Class A3, 3.5%, 12/25/49 (144A)	4,820,971
4,058,743(c)	JP Morgan Mortgage Trust, Series 2019-LTV2, Class A15, 3.5%, 12/25/49 (144A)	3,999,783
4,679,334(c)	JP Morgan Mortgage Trust, Series 2019-LTV3, Class A15, 3.5%, 3/25/50 (144A)	4,685,767

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
8,440,961(c)	JP Morgan Mortgage Trust, Series 2020-2, Class A15, 3.5%, 7/25/50 (144A)	$ 8,495,775
12,510,000(c)	JP Morgan Mortgage Trust, Series 2020-2, Class B1A, 3.272%, 7/25/50 (144A)	11,845,082
13,084,000(c)	JP Morgan Mortgage Trust, Series 2020-2, Class B2A, 3.472%, 7/25/50 (144A)	11,761,795
5,708,023(c)	JP Morgan Mortgage Trust, Series 2020-INV1, Class A15, 3.5%, 8/25/50 (144A)	5,887,438
14,779,870(c)	JP Morgan Mortgage Trust, Series 2020-LTV1, Class B1A, 3.436%, 6/25/50 (144A)	11,980,646
17,832,879(c)	JP Morgan Mortgage Trust, Series 2020-LTV1, Class B2A, 3.686%, 6/25/50 (144A)	14,340,741
1,648,970	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	1,770,581
720,422(b)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.75% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	735,731
2,411,657(b)	La Hipotecaria Panamanian Mortgage Trust, Series 2014-1A, Class A1, 3.508% (Panamanian Mortgage Reference Rate - 224 bps), 11/24/42 (144A)	2,529,225
4,220,859(b)	LSTAR Securities Investment, Ltd., Series 2019-4, Class A1, 3.081% (1 Month USD LIBOR +	3,960,859
	150 bps), 5/1/24 (144A)
6,917,021(c)	Metlife Securitization Trust, Series 2019-1A, Class A1A, 3.75%, 4/25/58 (144A)	7,137,925
18,450,000(c)	Mill City Mortgage Loan Trust, Series 2018-4, Class A1B, 3.5%, 4/25/66 (144A)	18,242,406
9,382,718(c)	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.5%, 10/25/69 (144A)	8,326,127
21,014,294(c)	Mill City Mortgage Loan Trust, Series 2019-1, Class M2, 3.5%, 10/25/69 (144A)	17,693,771
9,566,224(c)	Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.75%, 7/25/59 (144A)	9,302,127
8,750,000(c)	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M1, 3.0%, 7/25/59 (144A)	7,404,924
7,800,000(c)	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M3, 3.25%, 7/25/59 (144A)	5,850,000
16,961,000	Mill City Mortgage Loan Trust, Series 2019-GS2, Class M1, 3.0%, 8/25/59 (144A)	14,165,658
12,000,000(b)	Mortgage Insurance-Linked Notes, Series 2020-1, Class M1C, 2.697% (1 Month USD LIBOR + 175 bps), 2/25/30 (144A)	8,715,536
9,950,867(b)	New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 1.697% (1 Month USD	9,243,867
	LIBOR + 75 bps), 1/25/48 (144A)
7,505,115(c)	New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.5%, 12/25/57 (144A)	7,500,060
2,577,665(c)	New Residential Mortgage Loan Trust, Series 2019-5A, Class A1B, 3.5%, 8/25/59 (144A)	2,622,932
11,632,042(c)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)	11,456,505
5,691,291(c)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class A1, 3.25%, 2/25/59 (144A)	5,748,656
10,950,000(c)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class M2, 3.75%, 2/25/59 (144A)	9,072,644
13,600,000(c)	New Residential Mortgage Loan Trust, Series 2019-RPL3, Class M1, 3.25%, 7/25/59 (144A)	11,632,364
2,457,000(b)	Oaktown Re II, Ltd., Series 2018-1A, Class M2, 3.797% (1 Month USD LIBOR + 285 bps), 7/25/28 (144A)	2,264,442
1,457,532(c)	OBX Trust, Series 2018-EXP1, Class 1A6, 4.5%, 4/25/48 (144A)	1,448,995
3,661,296(c)	OBX Trust, Series 2019-EXP1, Class 1A3, 4.0%, 1/25/59 (144A)	3,654,616
59,513(b)	Pepper Residential Securities Trust No. 18, Series 18A, Class A1UA, 1.761% (1 Month USD LIBOR + 95 bps), 3/12/47 (144A)	59,468
7,400,120(c)	PMT Loan Trust, Series 2013-J1, Class A11, 3.5%, 9/25/43 (144A)	7,557,914
4,800,000	Progress Residential Trust, Series 2017-SFR1, Class B, 3.017%, 8/17/34 (144A)	4,682,413
700,000	Progress Residential Trust, Series 2017-SFR1, Class D, 3.565%, 8/17/34 (144A)	667,091
5,135,000	Progress Residential Trust, Series 2017-SFR2, Class B, 3.196%, 12/17/34 (144A)	5,016,969
4,198,729(c)	Provident Funding Mortgage Trust, Series 2019-1, Class B2, 3.331%, 12/25/49 (144A)	3,193,249
4,432,208(c)	Provident Funding Mortgage Trust, Series 2020-1, Class B1, 3.341%, 2/25/50 (144A)	3,724,283
1,302,300(b)	Radnor Re, Ltd., Series 2018-1, Class M1, 2.347% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	1,299,397
10,448,574(b)	Radnor Re, Ltd., Series 2019-1, Class M1B, 2.897% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	10,410,919
3,437,000(b)	Radnor Re, Ltd., Series 2019-1, Class M2, 4.147% (1 Month USD LIBOR + 320 bps), 2/25/29 (144A)	2,860,193
2,719	RALI Trust, Series 2003-QS14, Class A1, 5.0%, 7/25/18	2,651
183,072(b)	RESIMAC Premier, Series 2017-1A, Class A1A, 1.675% (1 Month USD LIBOR + 95 bps), 9/11/48 (144A)	182,142
1,250,000(c)	RMF Buyout Issuance Trust, Series 2020-1, Class M3, 2.964%, 2/25/30 (144A)	1,123,675
1,590,000(c)	RMF Buyout Issuance Trust, Series 2020-1, Class M4, 4.191%, 2/25/30 (144A)	1,397,578
7,316,787(c)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	6,902,724
2,390,363(c)	Sequoia Mortgage Trust, Series 2012-6, Class B3, 3.736%, 12/25/42	2,277,090
3,124,987(c)	Sequoia Mortgage Trust, Series 2013-4, Class A1, 2.325%, 4/25/43	3,017,816
13,698,555(c)	Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.0%, 5/25/43 (144A)	13,579,866
6,263,037(c)	Sequoia Mortgage Trust, Series 2013-6, Class A1, 2.5%, 5/25/43	6,056,588
8,812,536(c)	Sequoia Mortgage Trust, Series 2013-7, Class A2, 3.0%, 6/25/43	8,596,642
71,735(c)	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.0%, 2/25/48 (144A)	71,463
2,746,996(c)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.5%, 8/25/48 (144A)	2,782,159
18,681,381(c)	Sequoia Mortgage Trust, Series 2019-CH2, Class A1, 4.5%, 8/25/49 (144A)	18,598,963
16,164,200(c)	Sequoia Mortgage Trust, Series 2019-CH3, Class A1, 4.0%, 9/25/49 (144A)	16,427,372
11,220,000(b)	STACR Trust, Series 2018-HRP2, Class B1, 5.147% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	5,235,974
6,450,000(b)	STACR Trust, Series 2018-HRP2, Class M3, 3.347% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	5,528,124
2,950,000(b)	Starwood Waypoint Homes Trust, Series 2017-1, Class B, 1.875% (1 Month USD LIBOR +	2,720,778
	117 bps), 1/17/35 (144A)
5,575,000(c)	Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.5%, 5/25/55 (144A)	5,324,457
7,540,000(c)	Towd Point Mortgage Trust, Series 2015-6, Class M1, 3.75%, 4/25/55 (144A)	7,186,627
10,011,000(c)	Towd Point Mortgage Trust, Series 2016-3, Class M1, 3.5%, 4/25/56 (144A)	9,602,817
2,562,036(c)	Towd Point Mortgage Trust, Series 2017-5, Class XA, 3.5%, 2/25/57 (144A)	2,547,761
20,000,000(c)	Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25%, 10/25/59 (144A)	16,609,992
16,250,000(c)	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.5%, 10/25/59 (144A)	12,885,914

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
150,269	Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25%, 1/15/32	$ 157,803
208,634	Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25%, 2/15/35	215,080
14,001,195(c)	Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)	13,037,763
2,610,358(c)	WinWater Mortgage Loan Trust, Series 2014-2, Class B4, 4.107%, 9/20/44 (144A)	2,333,282
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $987,156,509)	$877,886,546
	COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.8% of Net Assets
3,190,000	A10 Term Asset Financing LLC, Series 2017-1A, Class B, 3.15%, 3/15/36 (144A)	$3,094,110
11,600,000(b)	Austin Fairmont Hotel Trust, Series 2019-FAIR, Class A, 1.755% (1 Month USD LIBOR +	9,506,710
	105 bps), 9/15/32 (144A)
3,500,000(c)	BAMLL Commercial Mortgage Securities Trust, Series 2016-FR14, Class A, 2.933%, 2/27/48 (144A)	3,511,668
7,460,000	BANK, Series 2017-BNK5, Class AS, 3.624%, 6/15/60	7,439,049
10,350,000	BANK, Series 2017-BNK7, Class AS, 3.748%, 9/15/60	10,396,592
3,899,134(d)(e)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.0%, 7/25/37 (144A)	–
4,200,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51	4,606,218
8,000,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	8,802,246
7,725,000	Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.352%, 12/15/62	7,689,650
4,700,000(b)	BTH-13 Mortgage Backed Securities Trust, Series 2018-13, Class A, 4.081% (1 Month USD LIBOR + 250 bps), 8/18/21 (144A)	4,686,077
6,800,000(b)	BX Commercial Mortgage Trust, Series 2020-BXLP, Class D, 1.955% (1 Month USD LIBOR +	6,051,076
	125 bps), 12/15/36 (144A)
18,960,000	BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	17,119,361
4,326,000	Cantor Commercial Real Estate Lending, Series 2019-CF1, Class D, 3.0%, 5/15/52 (144A)	2,617,735
3,250,000	CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class A, 3.357%, 4/10/29 (144A)	3,133,578
3,675,000	CD Mortgage Trust, Series 2018-CD7, Class A3, 4.013%, 8/15/51	4,070,642
4,000,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	4,146,894
3,400,000(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class B, 4.805%, 3/10/47	3,452,970
6,000,000(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345%, 10/10/47	5,929,061
6,052,000(c)	Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class B, 4.572%, 9/10/58	6,022,533
4,621,000	Citigroup Commercial Mortgage Trust, Series 2016-P5, Class D, 3.0%, 10/10/49 (144A)	3,177,413
7,700,000	Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class A, 4.149%, 1/10/36 (144A)	7,833,905
2,933,640	COMM Mortgage Trust, Series 2012-CR3, Class A3, 2.822%, 10/15/45	2,890,613
5,000,000(c)	COMM Mortgage Trust, Series 2013-CR11, Class C, 5.124%, 8/10/50 (144A)	4,594,392
2,500,000(c)	COMM Mortgage Trust, Series 2014-CR16, Class C, 4.928%, 4/10/47	2,250,220
7,325,000(c)	COMM Mortgage Trust, Series 2014-CR20, Class C, 4.513%, 11/10/47	6,397,859
6,301,980	COMM Mortgage Trust, Series 2014-UBS3, Class A3, 3.546%, 6/10/47	6,484,475
4,500,000(c)	COMM Mortgage Trust, Series 2014-UBS3, Class C, 4.739%, 6/10/47	4,012,337
4,100,000	COMM Mortgage Trust, Series 2014-UBS4, Class A4, 3.42%, 8/10/47	4,208,807
5,200,000	COMM Mortgage Trust, Series 2015-3BP, Class A, 3.178%, 2/10/35 (144A)	5,322,134
3,104,000(c)	COMM Mortgage Trust, Series 2015-CR25, Class B, 4.54%, 8/10/48	3,043,127
6,300,000	COMM Mortgage Trust, Series 2015-CR26, Class A3, 3.359%, 10/10/48	6,459,266
4,500,000(c)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	4,319,471
8,375,000(b)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 2.855% (1 Month	7,033,086
	USD LIBOR + 215 bps), 5/15/36 (144A)
7,120,000(c)	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.577%, 11/15/48	6,143,820
902,511(b)	FREMF Mortgage Trust, Series 2014-KF05, Class B, 5.515% (1 Month USD LIBOR + 400 bps), 9/25/22 (144A)	869,823
2,653,276(b)	FREMF Mortgage Trust, Series 2014-KS02, Class B, 6.515% (1 Month USD LIBOR + 500 bps), 8/25/23 (144A)	2,594,345
3,700,000(c)	FREMF Mortgage Trust, Series 2015-K51, Class B, 3.954%, 10/25/48 (144A)	3,603,815
2,623,000(c)	FREMF Mortgage Trust, Series 2017-K66, Class B, 4.035%, 7/25/27 (144A)	2,520,099
4,774,882(c)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.6%, 10/25/27 (144A)	3,580,812
5,000,000(b)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 7.825% (1 Month USD LIBOR + 690 bps), 8/25/29	2,662,500
5,369,369(c)	FRESB Mortgage Trust, Series 2018-SB52, Class A7F, 3.39%, 6/25/25	5,610,433
37,441,680(c)(e)	Government National Mortgage Association, Series 2017-21, Class IO, 0.773%, 10/16/58	2,290,446
6,500,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	6,711,259
8,865,000(b)	GS Mortgage Securities Trust, Series 2020-DUNE, Class C, 2.355% (1 Month USD LIBOR +	6,950,247
	165 bps), 12/15/36 (144A)
8,951,000	ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	9,985,171
4,597,183	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.822%, 8/15/49	4,686,498
5,925,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class C, 3.756%, 1/5/31 (144A)	5,586,675
6,700,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	6,824,742
3,450,000(c)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class B, 3.99%, 6/15/49	3,257,298
6,650,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A3, 3.141%, 12/15/49	6,987,559
2,000,000(c)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.09%, 12/15/49 (144A)	1,396,261
7,640,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	8,553,195
45,714,000(c)(e)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.113%, 6/15/51	457,387
3,054,000	JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class AS, 3.41%, 11/13/52	2,982,722
2,062,730(b)	MMFL Re-REMIC Trust, Series 2019-1, Class A, 2.347% (1 Month USD LIBOR + 140 bps), 1/28/24 (144A)	1,990,072

Principal
Amount
USD ($)		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
4,754,612	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4, 2.858%, 11/15/45	$4,759,561
3,563,500(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class C, 4.149%, 3/15/48	3,026,626
6,900,000(c)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.418%, 7/11/40 (144A)	7,014,808
4,074,587(b)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M7, 2.647% (1 Month USD LIBOR + 170 bps), 10/15/49 (144A)	3,594,704
697,098	ReadyCap Commercial Mortgage Trust, Series 2019-6, Class A, 2.833%, 10/25/52 (144A)	717,113
3,810,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/57	3,955,716
8,200,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A3, 3.294%, 1/15/59	8,384,043
10,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3, 2.684%, 10/15/49	10,172,866
5,818,184	WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A4, 4.136%, 9/15/46	6,007,466
1,750,000(c)	WFRBS Commercial Mortgage Trust, Series 2014-C25, Class D, 3.803%, 11/15/47 (144A)	1,382,714
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $345,603,281)	$325,564,071
	CORPORATE BONDS - 31.0% of Net Assets
	Advertising - 0.2%
1,010,000	Lamar Media Corp., 3.75%, 2/15/28 (144A)	$ 946,754
640,000	Lamar Media Corp., 4.0%, 2/15/30 (144A)	595,200
14,855,000	Omnicom Group, Inc., 2.45%, 4/30/30	13,487,819
	Total Advertising	$15,029,773
	Aerospace & Defense - 1.0%
26,030,000	Boeing Co., 3.75%, 2/1/50	$23,755,380
14,425,000	Boeing Co., 3.9%, 5/1/49	13,018,183
13,470,000	Rockwell Collins, Inc., 3.2%, 3/15/24	13,847,751
7,910,000	United Technologies Corp., 4.125%, 11/16/28	8,683,224
	Total Aerospace & Defense	$59,304,538
	Agriculture - 0.5%
12,540,000	Philip Morris International, Inc., 3.25%, 11/10/24	$12,758,387
14,708,000	Reynolds American, Inc., 4.45%, 6/12/25	14,795,839
	Total Agriculture	$27,554,226
	Airlines - 0.2%
6,389,467	Air Canada 2017-1 Class AA Pass Through Trust, 3.3%, 1/15/30 (144A)	$6,130,777
6,880,000	Southwest Airlines Co., 2.625%, 2/10/30	5,766,263
	Total Airlines	$11,897,040
	Auto Manufacturers - 0.5%
6,885,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	$6,540,750
6,238,000	General Motors Co., 6.6%, 4/1/36	5,424,790
8,597,000	General Motors Financial Co., Inc., 4.0%, 1/15/25	7,639,253
12,300,000	Hyundai Capital Services, Inc., 3.0%, 8/29/22 (144A)	12,234,553
	Total Auto Manufacturers	$31,839,346
	Auto Parts & Equipment - 0.1%
3,615,000	Lear Corp., 3.5%, 5/30/30	$3,129,850
	Total Auto Parts & Equipment	$3,129,850
	Banks - 6.3%
16,040,000(c)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	$16,307,849
10,258,000	Banco Santander Chile, 2.7%, 1/10/25 (144A)	9,826,651
20,595,000(c)	Bank of America Corp., 2.884% (3 Month USD LIBOR + 119 bps), 10/22/30	20,587,671
11,011,000(c)	Bank of America Corp., 4.083% (3 Month USD LIBOR + 315 bps), 3/20/51	12,604,134
1,150,000	Bank of America Corp., 4.2%, 8/26/24	1,223,157
10,065,000(a)(c)	Bank of America Corp., 4.3% (3 Month USD LIBOR + 266 bps)	8,655,900
10,345,000(b)	Bank of New York Mellon Corp., 2.82% (3 Month USD LIBOR + 105 bps), 10/30/23	9,940,851
6,525,000(a)(c)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	5,722,425
5,205,000(a)(c)	Barclays Plc, 8.0% (5 Year CMT Index + 567 bps)	4,827,117
6,275,000(a)(c)	BNP Paribas SA, 4.5% (5 Year CMT Index + 294 bps) (144A)	4,831,750
13,875,000(a)(c)	BNP Paribas SA, 6.625% (5 Year USD Swap Rate + 415 bps) (144A)	12,244,687
3,860,000	BPCE SA, 4.875%, 4/1/26 (144A)	3,745,070
1,975,000	Capital One NA, 2.15%, 9/6/22	1,921,953
12,815,000(a)(c)	Citigroup, Inc., 4.7% (SOFRRATE + 323 bps)	10,977,329
7,175,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	7,242,497
18,647,000(a)(c)	Credit Suisse Group AG, 5.1% (5 Year CMT Index + 329 bps) (144A)	14,404,807
565,000(a)(c)	Credit Suisse Group AG, 6.375% (5 Year CMT Index + 482 bps) (144A)	495,900
11,725,000(a)(c)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	10,845,625
7,300,000	Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22	7,396,725
5,337,000	Danske Bank AS, 5.375%, 1/12/24 (144A)	5,502,722
15,600,000(a)(c)	Danske Bank AS, 6.125% (7 Year USD Swap Rate + 390 bps)	12,888,626
7,891,000(c)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	8,019,473
6,335,000(c)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	6,741,963
1,305,000	HSBC Bank Plc, 7.65%, 5/1/25	1,433,808
2,400,000(b)	HSBC Holdings Plc, 2.692% (3 Month USD LIBOR + 100 bps), 5/18/24	2,238,160
1,300,000(a)(c)	ING Groep NV, 5.75% (5 Year CMT Index + 434 bps)	1,125,319
13,687,000	Intesa Sanpaolo S.p.A., 4.7%, 9/23/49 (144A)	11,754,901
5,550,000(a)(c)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	4,717,500
20,337,000(a)(c)	JPMorgan Chase & Co., 4.6% (SOFRRATE + 313 bps)	17,798,942
17,815,000(a)(c)	JPMorgan Chase & Co., 5.0% (SOFRRATE + 338 bps)	16,732,561
8,675,000	Lloyds Banking Group Plc, 4.65%, 3/24/26	8,856,297

	Principal
	Amount
	USD ($)		Value
		Banks - (continued)
	5,450,000	Morgan Stanley, 4.1%, 5/22/23	$5,562,800
	19,200,000	Nordea Bank Abp, 4.25%, 9/21/22 (144A)	18,916,167
	6,630,000	PNC Bank N.A., 2.7%, 10/22/29	6,304,567
	10,505,000(a)(c)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	10,242,375
	9,051,000(a)(c)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	8,323,752
	11,891,000	Sumitomo Mitsui Financial Group, Inc., 3.202%, 9/17/29	12,105,916
	3,133,000	Truist Bank, 2.25%, 3/11/30	2,864,669
	2,250,000(c)	Turkiye Garanti Bankasi AS, 6.125% (5 Year USD Swap Rate + 422 bps), 5/24/27 (144A)	1,788,750
	10,350,000	UBS AG, 7.625%, 8/17/22	10,660,500
	11,650,000(a)(c)	UBS Group AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	10,951,000
	4,497,000(a)(c)	UBS Group AG, 7.125% (5 Year USD Swap Rate + 588 bps)	4,384,575
		Total Banks	$353,717,441
		Beverages - 1.0%
	34,865,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	$40,980,147
	13,946,000	Bacardi, Ltd., 5.3%, 5/15/48 (144A)	15,130,395
		Total Beverages	$56,110,542
		Biotechnology - 0.1%
	3,550,000	Biogen, Inc., 3.625%, 9/15/22	$3,646,129
		Total Biotechnology	$3,646,129
		Building Materials - 0.5%
	5,728,000	Carrier Global Corp., 2.722%, 2/15/30 (144A)	$5,277,969
	11,000,000	CRH America, Inc., 3.875%, 5/18/25 (144A)	11,084,323
	3,250,000	Fortune Brands Home & Security, Inc., 4.0%, 9/21/23	3,342,442
	6,055,000	Martin Marietta Materials, Inc., 2.5%, 3/15/30	5,481,150
		Total Building Materials	$25,185,884
		Chemicals - 0.5%
	11,835,000	Albemarle Wodgina Pty, Ltd., 3.45%, 11/15/29 (144A)	$11,601,699
	1,567,000	CF Industries, Inc., 4.95%, 6/1/43	1,488,180
	7,860,000	CF Industries, Inc., 5.375%, 3/15/44	7,486,885
	522,000	NOVA Chemicals Corp., 4.875%, 6/1/24 (144A)	458,055
	5,699,000	NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)	4,801,408
EUR	2,515,000	OCI NV, 3.125%, 11/1/24 (144A)	2,437,950
	1,755,000	OCI NV, 5.25%, 11/1/24 (144A)	1,509,300
	3,271,000	Sherwin-Williams Co., 3.3%, 5/15/50	3,062,469
		Total Chemicals	$32,845,946
		Commercial Services - 0.5%
	1,830,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$1,797,975
	3,950,000	ERAC USA Finance LLC, 3.3%, 12/1/26 (144A)	3,941,392
	1,300,000	ERAC USA Finance LLC, 3.8%, 11/1/25 (144A)	1,349,228
	5,455,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	4,882,225
	2,600,000	President & Fellows of Harvard College, 2.3%, 10/1/23	2,630,395
	6,055,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	5,222,438
	3,580,000	Sotheby's, 7.375%, 10/15/27 (144A)	2,850,575
	3,915,000	United Rentals North America, Inc., 3.875%, 11/15/27	3,699,675
	759,000	Verisk Analytics, Inc., 5.5%, 6/15/45	964,047
		Total Commercial Services	$27,337,950
		Diversified Financial Services - 0.5%
	800,000(b)	AIG Global Funding, 1.931% (3 Month USD LIBOR + 48 bps), 7/2/20 (144A)	$ 794,383
	4,885,000	Capital One Financial Corp., 3.3%, 10/30/24	4,777,494
	9,675,000	Capital One Financial Corp., 3.75%, 4/24/24	9,735,505
	5,200,000	Capital One Financial Corp., 4.25%, 4/30/25	5,327,520
	700,000	Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)	595,000
	2,878,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26 (144A)	2,604,590
	6,200,000	TD Ameritrade Holding Corp., 3.3%, 4/1/27	6,275,434
		Total Diversified Financial Services	$30,109,926
		Electric - 2.6%
	2,695,000	Adani Electricity Mumbai, Ltd., 3.949%, 2/12/30 (144A)	$2,209,538
	5,483,000	Adani Renewable Energy RJ, Ltd./Kodangal Solar Parks Pvt, Ltd./Wardha Solar Maharash, 4.625%, 10/15/39 (144A)	4,937,441
	5,920,000	Adani Transmission, Ltd., 4.25%, 5/21/36 (144A)	5,330,407
	8,385,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	9,379,173
	2,700,000	Dominion Energy, Inc., 2.75%, 1/15/22	2,691,543
	4,027,000(d)	Dominion Energy, Inc., 3.071%, 8/15/24	4,014,552
	12,004,000(a)(c)	Dominion Energy, Inc., 4.65% (5 Year CMT Index + 299 bps)	10,743,580
	6,104,000	Duke Energy Indiana LLC, 2.75%, 4/1/50	5,727,471
	4,170,000(c)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	4,399,350
	4,655,000	Iberdrola International BV, 6.75%, 7/15/36	6,605,244
	2,725,000	Indiana Michigan Power Co., 4.55%, 3/15/46	3,043,409
	239,505	Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)	247,268
	6,574,000	New York State Electric & Gas Corp., 3.3%, 9/15/49 (144A)	6,089,770
	10,270,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	10,469,337
	2,327,000	NRG Energy, Inc., 5.75%, 1/15/28	2,373,540
	11,910,000	PPL Capital Funding,, Inc., 3.1%, 5/15/26	12,117,715
	957,143	San Diego Gas & Electric Co., 1.914%, 2/1/22	961,289
	9,720,000	Sempra Energy, 3.4%, 2/1/28	9,739,680

Principal
Amount
USD ($)		Value
	Electric - (continued)
1,892,857	Southern California Edison Co., 1.845%, 2/1/22	$1,873,225
8,052,000	Southern California Edison Co., 3.65%, 2/1/50	7,812,913
8,605,000	Southern California Edison Co., 4.875%, 3/1/49	9,928,516
11,475,000	Southwestern Electric Power Co., 3.9%, 4/1/45	10,245,964
19,115,000	Vistra Operations Co. LLC, 3.7%, 1/30/27 (144A)	17,016,112
	Total Electric	$147,957,037
	Electronics - 0.7%
8,412,000	Amphenol Corp., 3.125%, 9/15/21	$8,131,492
3,065,000	Amphenol Corp., 3.2%, 4/1/24	3,101,531
7,391,000	Amphenol Corp., 4.35%, 6/1/29	7,629,537
5,205,000	Flex, Ltd., 4.75%, 6/15/25	5,230,203
18,573,000	Flex, Ltd., 4.875%, 6/15/29	17,415,847
	Total Electronics	$41,508,610
	Energy-Alternate Sources - 0.1%
373,507	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$ 436,855
2,685,000	TerraForm Power Operating LLC, 4.75%, 1/15/30 (144A)	2,604,450
	Total Energy-Alternate Sources	$3,041,305
	Environmental Control - 0.0%†
2,678,000	Republic Services, Inc., 2.9%, 7/1/26	$2,711,634
	Total Environmental Control	$2,711,634
	Food - 0.1%
2,525,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30 (144A)	$2,518,687
6,250,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/30 (144A)	6,453,125
2,500,000	Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)	2,248,885
	Total Food	$11,220,697
	Forest Products & Paper - 0.3%
1,275,000	International Paper Co., 4.8%, 6/15/44	$1,263,500
2,575,000	International Paper Co., 6.0%, 11/15/41	3,310,412
7,457,000	International Paper Co., 7.3%, 11/15/39	9,524,545
2,728,000	Inversiones CMPC SA, 3.85%, 1/13/30 (144A)	2,455,200
	Total Forest Products & Paper	$16,553,657
	Gas - 0.1%
3,060,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$3,013,858
1,850,722	Nakilat, Inc., 6.267%, 12/31/33 (144A)	2,082,062
	Total Gas	$5,095,920
	Hand & Machine Tools - 0.1%
3,024,000(c)	Stanley Black & Decker, Inc., 4.0% (5 Year CMT Index + 266 bps), 3/15/60	$2,865,573
	Total Hand & Machine Tools	$2,865,573
	Healthcare-Products - 0.6%
4,155,000	Abbott Laboratories, 3.75%, 11/30/26	$4,636,990
13,810,000	Edwards Lifesciences Corp., 4.3%, 6/15/28	15,044,230
11,200,000	Thermo Fisher Scientific, Inc., 3.0%, 4/15/23	11,488,904
	Total Healthcare-Products	$31,170,124
	Healthcare-Services - 0.8%
6,585,000	Anthem, Inc., 3.35%, 12/1/24	$6,703,718
4,506,000	Anthem, Inc., 3.65%, 12/1/27	4,649,055
1,140,000	Anthem, Inc., 4.101%, 3/1/28	1,220,031
10,706,000	Centene Corp., 3.375%, 2/15/30 (144A)	9,956,580
1,940,000	Centene Corp., 4.25%, 12/15/27 (144A)	1,901,200
3,870,000	Centene Corp., 4.625%, 12/15/29 (144A)	3,889,350
6,642,000	HCA, Inc., 3.5%, 9/1/30	6,025,699
3,630,000	Humana, Inc., 3.95%, 3/15/27	3,683,004
2,400,000	NYU Hospitals Center, 4.428%, 7/1/42	2,607,242
3,990,000	Tenet Healthcare Corp., 5.125%, 11/1/27 (144A)	3,800,475
	Total Healthcare-Services	$44,436,354
	Home Builders - 0.2%
8,711,000	DR Horton, Inc., 2.5%, 10/15/24	$8,137,121
4,320,000	Meritage Homes Corp., 6.0%, 6/1/25	3,985,200
	Total Home Builders	$12,122,321
	Household Products & Wares - 0.1%
8,203,000	Church & Dwight Co., Inc., 2.45%, 8/1/22	$8,092,141
	Total Household Products & Wares	$8,092,141
	Insurance - 2.4%
2,335,000	AXA SA, 8.6%, 12/15/30	$3,105,784
16,413,000	CNO Financial Group, Inc., 5.25%, 5/30/29	15,925,215
2,960,000(c)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	3,687,420
9,610,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	10,207,696
5,045,000	Great-West Lifeco Finance 2018 LP, 4.581%, 5/17/48 (144A)	5,019,209
18,482,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	26,278,358
13,250,000	MassMutual Global Funding II, 2.75%, 6/22/24 (144A)	13,071,543
6,200,000	MassMutual Global Funding II, 2.95%, 1/11/25 (144A)	6,327,972
6,330,000	Nationwide Financial Services, Inc., 3.9%, 11/30/49 (144A)	5,534,014
1,554,000	New York Life Global Funding, 2.875%, 4/10/24 (144A)	1,595,787
7,300,000	New York Life Insurance Co., 4.45%, 5/15/69 (144A)	7,627,989
10,088,000(c)	Nippon Life Insurance Co., 3.4% (5 Year CMT Index + 261 bps), 1/23/50 (144A)	9,684,480

Principal
Amount
USD ($)		Value
	Insurance - (continued)
6,567,000	Progressive Corp., 3.95%, 3/26/50	$7,668,875
15,176,000	Prudential Financial, Inc., 3.0%, 3/10/40	13,761,368
1,090,000	Prudential Financial, Inc., 4.5%, 11/16/21	1,099,581
690,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	957,810
2,174,000	Willis North America, Inc., 2.95%, 9/15/29	2,064,193
	Total Insurance	$133,617,294
	Internet - 0.3%
15,750,000	Expedia Group, Inc., 3.25%, 2/15/30	$13,184,247
4,125,000	Expedia Group, Inc., 3.8%, 2/15/28	3,565,616
	Total Internet	$16,749,863
	Iron & Steel - 0.1%
3,550,000	Commercial Metals Co., 4.875%, 5/15/23	$3,345,875
1,525,000	Commercial Metals Co., 5.75%, 4/15/26	1,423,427
	Total Iron & Steel	$4,769,302
	Media - 0.7%
4,971,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	$4,946,145
7,745,000	Comcast Corp., 4.15%, 10/15/28	8,696,190
6,180,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	4,132,875
10,950,000	Walt Disney Co., 4.7%, 3/23/50	14,308,992
	Total Media	$32,084,202
	Mining - 0.4%
1,325,000	Anglo American Capital Plc, 4.0%, 9/11/27 (144A)	$1,251,163
3,193,000	Anglo American Capital Plc, 4.5%, 3/15/28 (144A)	3,162,740
2,750,000	Anglo American Capital Plc, 4.75%, 4/10/27 (144A)	2,684,584
6,600,000	Anglo American Capital Plc, 4.875%, 5/14/25 (144A)	6,604,723
8,629,000	Freeport-McMoRan, Inc., 5.45%, 3/15/43	7,722,955
2,125,000	Novelis Corp., 4.75%, 1/30/30 (144A)	1,891,250
	Total Mining	$23,317,415
	Multi-National - 0.5%
11,165,000	Africa Finance Corp., 4.375%, 4/17/26 (144A)	$10,888,108
6,065,000	African Export-Import Bank, 3.994%, 9/21/29 (144A)	5,711,229
7,150,000	Banque Ouest Africaine de Developpement, 4.7%, 10/22/31 (144A)	6,497,634
2,230,000	Banque Ouest Africaine de Developpement, 5.0%, 7/27/27 (144A)	2,089,778
4,450,000	Banque Ouest Africaine de Developpement, 5.5%, 5/6/21 (144A)	4,465,575
	Total Multi-National	$29,652,324
	Oil & Gas - 0.7%
1,480,000	Apache Corp., 4.25%, 1/15/30	$ 766,495
13,130,000	Apache Corp., 4.375%, 10/15/28	7,014,076
16,965,000	Cenovus Energy, Inc., 6.75%, 11/15/39	8,216,527
5,275,000	CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	5,612,545
5,000,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	2,470,600
1,770,000	Newfield Exploration Co., 5.375%, 1/1/26	924,453
1,400,000	Newfield Exploration Co., 5.625%, 7/1/24	751,299
6,065,000	Petroleos Mexicanos, 5.35%, 2/12/28	4,230,398
4,750,000	Sinopec Group Overseas Development 2014, Ltd., 4.375%, 4/10/24 (144A)	5,053,121
8,468,000	Valero Energy Corp., 6.625%, 6/15/37	8,878,394
	Total Oil & Gas	$43,917,908
	Oil & Gas Services - 0.0%†
2,250,000	Halliburton Co., 7.6%, 8/15/96 (144A)	$2,133,028
	Total Oil & Gas Services	$2,133,028
	Pharmaceuticals - 0.9%
7,003,000	AbbVie, Inc., 4.05%, 11/21/39 (144A)	$7,203,349
4,900,000	Bayer US Finance II LLC, 4.25%, 12/15/25 (144A)	5,089,455
4,560,000	Cigna Corp., 3.4%, 3/15/50	4,303,633
6,225,000	Cigna Corp., 4.375%, 10/15/28	6,680,637
422,072	CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	470,245
2,418,132	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	2,956,739
1,680,769	CVS Pass-Through Trust, 5.926%, 1/10/34 (144A)	1,916,016
2,964,272	CVS Pass-Through Trust, 6.036%, 12/10/28	3,216,769
4,449,061	CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	5,339,625
1,391,000	Perrigo Finance Unlimited Co., 3.5%, 3/15/21	1,390,210
4,570,000	Perrigo Finance Unlimited Co., 3.9%, 12/15/24	4,486,620
6,382,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	5,375,878
5,175,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/25 (144A)	5,123,250
	Total Pharmaceuticals	$53,552,426
	Pipelines - 2.9%
3,025,000	Cameron LNG LLC, 3.302%, 1/15/35 (144A)	$2,617,986
6,834,000	Cameron LNG LLC, 3.402%, 1/15/38 (144A)	5,342,312
2,265,000	Cheniere Energy Partners LP, 4.5%, 10/1/29 (144A)	1,970,550
5,595,000	Cheniere Energy Partners LP, 5.25%, 10/1/25	5,147,400
3,450,000	DCP Midstream Operating LP, 5.375%, 7/15/25	2,355,660
4,025,000	DCP Midstream Operating LP, 5.6%, 4/1/44	1,781,787
3,629,000	Enable Midstream Partners LP, 4.4%, 3/15/27	2,216,722
14,441,000	Enable Midstream Partners LP, 4.95%, 5/15/28	8,707,586
10,550,000	Enbridge, Inc., 3.7%, 7/15/27	10,013,625
4,085,000	Energy Transfer Operating LP, 6.0%, 6/15/48	3,426,537

Principal
Amount
USD ($)		Value
	Pipelines - (continued)
1,125,000	Energy Transfer Operating LP, 6.125%, 12/15/45	$1,004,422
4,207,000	Energy Transfer Operating LP, 6.5%, 2/1/42	3,830,606
11,045,000(a)(c)	Energy Transfer Operating LP, 7.125% (5 Year CMT Index + 531 bps)	6,647,212
510,000	EnLink Midstream LLC, 5.375%, 6/1/29	265,200
8,316,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	2,742,617
4,299,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	1,450,913
1,622,000	Enterprise Products Operating LLC, 3.95%, 1/31/60	1,362,990
4,680,000	Hess Midstream Operations LP, 5.125%, 6/15/28 (144A)	3,289,104
10,830,000	Kinder Morgan, Inc., 5.05%, 2/15/46	10,517,042
4,724,000	Midwest Connector Capital Co. LLC, 4.625%, 4/1/29 (144A)	4,548,818
5,914,000(b)	MPLX LP, 1.899% (3 Month USD LIBOR + 90 bps), 9/9/21	5,588,347
9,940,000	MPLX LP, 4.25%, 12/1/27 (144A)	8,029,009
3,875,000	MPLX LP, 4.875%, 12/1/24	3,163,951
3,045,000	MPLX LP, 4.875%, 6/1/25	2,507,162
6,920,000	MPLX LP, 5.5%, 2/15/49	5,835,930
12,125,000	Phillips 66 Partners LP, 3.75%, 3/1/28	11,187,078
10,675,000	Sabine Pass Liquefaction LLC, 5.0%, 3/15/27	9,070,488
6,730,000	Sunoco Logistics Partners Operations LP, 5.35%, 5/15/45	5,277,880
10,876,000	Sunoco Logistics Partners Operations LP, 5.4%, 10/1/47	8,662,876
786,000	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	678,662
2,713,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.0%, 1/15/28	2,186,854
8,870,000	Texas Eastern Transmission LP, 3.5%, 1/15/28 (144A)	8,130,413
17,007,000	Williams Cos., Inc., 5.75%, 6/24/44	17,728,385
2,475,000	Williams Cos., Inc., 7.75%, 6/15/31	2,629,937
	Total Pipelines	$169,916,061
	Real Estate - 0.2%
10,250,000(a)(c)	AT Securities BV, 5.25% (5 Year USD Swap Rate + 355 bps)	$9,292,240
	Total Real Estate	$9,292,240
	REITs - 2.0%
2,555,000	Alexandria Real Estate Equities, Inc., 4.3%, 1/15/26	$2,635,837
5,957,000	Boston Properties LP, 3.4%, 6/21/29	5,727,535
3,450,000	Duke Realty LP, 3.625%, 4/15/23	3,483,002
8,560,000	Duke Realty LP, 3.75%, 12/1/24	8,826,870
9,500,000	Essex Portfolio LP, 3.5%, 4/1/25	9,532,476
1,480,000	Essex Portfolio LP, 3.625%, 5/1/27	1,502,412
4,461,000	Healthcare Realty Trust, Inc., 2.4%, 3/15/30	3,955,952
6,805,000	Healthcare Trust of America Holdings LP, 3.5%, 8/1/26	6,728,352
4,675,000	Healthcare Trust of America Holdings LP, 3.75%, 7/1/27	4,311,357
3,390,000	Highwoods Realty LP, 3.625%, 1/15/23	3,375,788
7,105,000	Highwoods Realty LP, 4.125%, 3/15/28	7,632,731
8,700,000	iStar, Inc., 4.25%, 8/1/25	7,154,880
3,475,000	iStar, Inc., 4.75%, 10/1/24	2,919,000
9,833,000	MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	9,144,690
6,975,000	SBA Tower Trust, 3.869%, 10/8/24 (144A)	7,058,957
6,115,000	Simon Property Group LP, 3.25%, 9/13/49	4,919,102
1,520,000	UDR, Inc., 2.95%, 9/1/26	1,476,421
6,077,000	UDR, Inc., 4.0%, 10/1/25	6,419,359
5,300,000	UDR, Inc., 4.4%, 1/26/29	5,493,155
4,262,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	3,918,398
	Total REITs	$106,216,274
	Retail - 0.1%
1,110,000	QVC, Inc., 4.75%, 2/15/27	$ 981,821
4,754,000	Starbucks Corp., 3.35%, 3/12/50	4,480,725
	Total Retail	$5,462,546
	Semiconductors - 0.4%
4,470,000	Broadcom, Inc., 3.625%, 10/15/24 (144A)	$4,398,718
3,485,000	Broadcom, Inc., 4.25%, 4/15/26 (144A)	3,426,128
7,190,000	Intel Corp., 4.95%, 3/25/60	9,925,384
	Total Semiconductors	$17,750,230
	Software - 0.5%
15,690,000	Citrix Systems, Inc., 3.3%, 3/1/30	$14,579,055
5,501,000	Fiserv, Inc., 3.8%, 10/1/23	5,681,830
5,650,000	salesforce.com, Inc., 3.7%, 4/11/28	6,254,819
	Total Software	$26,515,704
	Telecommunications - 0.2%
1,260,000	CenturyLink, Inc., 4.0%, 2/15/27 (144A)	$1,222,200
5,821,000	CommScope Technologies LLC, 5.0%, 3/15/27 (144A)	5,049,718
3,950,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	3,925,905
	Total Telecommunications	$10,197,823
	Transportation - 0.7%
3,708,000	Canadian Pacific Railway Co., 2.05%, 3/5/30	$3,447,079
13,715,000	Union Pacific Corp., 3.375%, 2/1/35	14,096,807
12,881,000	Union Pacific Corp., 3.75%, 2/5/70	13,284,468
3,125,000	United Parcel Service, Inc., 5.3%, 4/1/50	4,093,925
	Total Transportation	$34,922,279

Principal
Amount
USD ($)		Value
	Trucking & Leasing - 0.3%
6,623,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.7%, 3/14/23 (144A)	$6,542,900
4,183,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.35%, 11/1/29 (144A)	4,178,942
4,615,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.2%, 4/1/27 (144A)	4,738,833
	Total Trucking & Leasing	$15,460,675
	Water - 0.1%
3,340,000	Essential Utilities, Inc., 3.566%, 5/1/29	$3,406,098
	Total Water	$3,406,098
	TOTAL CORPORATE BONDS
	(Cost $1,861,289,985)	$1,743,417,656
	FOREIGN GOVERNMENT BOND - 0.2% of Net Assets
	Mexico - 0.2%
13,425,000	Mexico Government International Bond, 4.6%, 2/10/48	$13,472,122
	Total Mexico	$13,472,122
	TOTAL FOREIGN GOVERNMENT BOND
	(Cost $12,373,956)	$13,472,122
	INSURANCE-LINKED SECURITIES - 2.7% of Net Assets(f)
	Event Linked Bonds- 0.5%
	Earthquakes - California - 0.1%
2,700,000(b)	Ursa Re, 3.533% (3 Month U.S. Treasury Bill + 350 bps), 5/27/20 (144A)	$2,673,540
2,000,000(b)	Ursa Re, 5.783% (3 Month U.S. Treasury Bill + 575 bps), 12/10/22 (144A)	1,940,000
		$4,613,540
	Earthquakes - Chile - 0.0%†
1,500,000(b)	International Bank for Reconstruction & Development, 3.992% (3 Month USD LIBOR + 250 bps), 2/15/21 (144A)	$1,463,100
	Earthquakes - Colombia - 0.0%†
1,250,000(b)	International Bank for Reconstruction & Development, 4.492% (3 Month USD LIBOR + 300 bps), 2/15/21 (144A)	$1,210,625
	Earthquakes - Mexico - 0.0%†
250,000(b)	International Bank for Reconstruction & Development, 4.421% (3 Month USD LIBOR + 350 bps), 3/13/24 (144A)	$ 249,975
	Earthquakes - U.S. - 0.0%†
1,150,000(b)	Acorn Re, 4.393% (3 Month USD LIBOR + 275 bps), 11/10/21 (144A)	$1,123,550
	Health - U.S. - 0.0%†
800,000(b)	Vitality Re VIII, 2.033% (3 Month U.S. Treasury Bill + 200 bps), 1/8/21 (144A)	$ 640,000
2,500,000(b)	Vitality Re X, 1.783% (3 Month U.S. Treasury Bill + 175 bps), 1/10/23 (144A)	2,125,000
		$2,765,000
	Inland Flood - U.S. - 0.0%†
250,000(b)	FloodSmart Re, 11.278% (3 Month U.S. Treasury Bill + 1,125 bps), 3/7/22 (144A)	$ 237,375
	Multiperil - U.S. - 0.3%
500,000(b)	Bonanza Re, 4.783% (3 Month U.S. Treasury Bill + 475 bps), 2/20/24 (144A)	$ 483,350
2,000,000(b)	Bowline Re, 4.533% (3 Month U.S. Treasury Bill + 450 bps), 5/23/22 (144A)	1,945,000
1,000,000(b)	Caelus Re V, 0.533% (1 Month U.S. Treasury Bill + 50 bps), 6/5/20 (144A)	870,000
750,000(b)	Caelus Re V, 3.163% (3 Month U.S. Treasury Bill + 313 bps), 6/5/20 (144A)	713,250
500,000(b)	Caelus Re VI,5.533% (3 Month U.S. Treasury Bill + 550 bps), 6/7/23 (144A)	483,250
1,600,000(b)	Kilimanjaro Re, 6.64% (3 Month USD LIBOR + 494 bps), 5/6/22 (144A)	1,582,880
850,000(b)	Kilimanjaro II Re, 7.092% (6 Month USD LIBOR + 630 bps), 4/20/21 (144A)	825,860
1,500,000(b)	Kilimanjaro II Re, 8.702% (6 Month USD LIBOR + 791 bps), 4/20/21 (144A)	1,458,900
2,500,000(b)	Residential Reinsurance 2016, 4.003% (3 Month U.S. Treasury Bill + 397 bps), 12/6/20 (144A)	2,460,750
		$10,823,240
	Multiperil - U.S & Canada - 0.0%†
2,750,000(b)	Kilimanjaro III Re, 9.533% (3 Month U.S. Treasury Bill + 950 bps), 12/19/23 (144A)	$ 2,634,775
500,000(b)	Mona Lisa Re, Series B, 8.028% (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	481,750
		$3,116,525
	Multiperil - U.S. Regional - 0.0%†
2,500,000(b)	Long Point Re III, 2.783% (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)	$2,422,000
1,000,000(b)	Matterhorn Re, 5.028% (3 Month U.S. Treasury Bill + 500 bps), 1/8/24 (144A)	987,400
		$3,409,400
	Multiperil - Worldwide - 0.1%
1,500,000(b)	Galilei Re, 6.704% (6 Month USD LIBOR + 513 bps), 1/8/21 (144A)	$1,484,400
1,200,000(b)	Galilei Re, 7.454% (6 Month USD LIBOR + 588 bps), 1/8/21 (144A)	1,186,080
		$2,670,480
	Pandemic - U.S. - 0.0%†
1,000,000(b)	Vitality Re XI, 1.833% (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	$ 800,000
	Pandemic - Worldwide - 0.0%†
1,700,000(b)	International Bank for Reconstruction & Development, 8.373% (6 Month USD LIBOR + 690 bps), 7/15/20 (144A)	$1,360,000
1,750,000(b)	Vita Capital VI, Ltd., 4.614% (6 Month USD LIBOR + 290 bps), 1/8/21 (144A)	1,645,000
		$3,005,000
	Windstorm - Florida - 0.0%†
1,400,000(b)	Casablanca Re, 4.808% (6 Month USD LIBOR + 402 bps), 6/4/20 (144A)	$1,400,000
	Windstorm - U.S. Multistate - 0.0%†
1,000,000(b)	Citrus Re, 0.533% (1 Month U.S. Treasury Bill + 50 bps), 4/9/20 (144A)	$ 50,000

Principal
Amount
USD ($)		Value
	Windstorm - U.S. Regional - 0.0%†
1,250,000(b)	Matterhorn Re 2020-2, 6.278% (3 Month U.S. Treasury Bill + 625 bps), 12/7/21 (144A)	$1,204,750
	Total Event Linked Bonds	$38,142,560

Face
Amount
USD ($)		Value
	Collateralized Reinsurance - 0.6%
	Earthquakes - California - 0.1%
2,500,000+(g)(h)	Adare Re 2020, 1/31/21	$2,532,513
	Multiperil - Massachusetts - 0.1%
3,000,000+(g)(h)	Denning Re 2019, 7/31/20	$3,048,046
	Multiperil - U.S. - 0.0%†
600,000+(g)(h)	Dingle Re 2019, 2/1/21	$ 612,316
750,000+(g)(h)	Dingle Re 2020, 1/31/21	720,756
2,800,000+(g)(h)	Kingsbarns Re 2017, 5/19/20	2,800
2,000,000+(g)(h)	Port Royal Re 2019, 5/31/20	2,052,767
1,600,000+(g)(h)	Riviera Re 2019, 5/31/20	1,635,200
		$5,023,839
	Multiperil - U.S. & Canada - 0.1%
3,000,000+(g)(h)	Leven Re 2020, 1/31/21	$2,935,969
	Multiperil - U.S. Regional - 0.1%
2,500,000+(g)(h)	Ailsa Re 2019, 6/30/20	$2,640,459
2,500,000+(g)(h)	Ocean View Re 2019, 6/30/20	2,560,414
		$5,200,873
	Multiperil - Worldwide - 0.2%
4,918,415+(g)(h)	Kilarney Re 2018, 5/31/20	$2,482,816
28,000+(h)	Limestone Re 2016-1, 8/31/21	22,039
82,000+(h)	Limestone Re 2016-1, 8/31/21	64,542
1,500,000+(g)(h)	Limestone Re 2019-2, 3/1/24 (144A)	1,557,750
480,000+(g)(h)	Limestone Re 2020-1, 3/1/24	485,520
1,420,000+(g)(h)	Limestone Re 2020-1, 3/1/24	1,436,330
1,500,000+(g)(h)	Mid Ocean Re 2019, 7/31/20	1,508,059
300,000+(g)(h)	Old Head Re 2020, 12/31/23	246,883
3,600,000+(g)(h)	Resilience Re, 4/6/21	360
567,400+(g)(h)	Seminole Re 2018, 1/15/21	110,359
142,857+(g)(h)	Seminole Re 2019, 1/31/21	145,785
553,333+(g)(h)	Walton Health Re 2018, 6/15/20	276,667
350,000+(g)(h)	Walton Health Re 2019, 6/30/20	340,799
		$8,677,909
	Windstorm - Florida - 0.0%†
1,500,000+(g)(h)	Formby Re 2018, 2/28/21	$ 282,782
	Windstorm - North Carolina - 0.0%†
1,500,000+(h)	Lahinch Re 2019, 5/31/20	$ 21,875
	Windstorm - U.S. Regional - 0.0%†
1,000,000+(g)(h)	Oakmont Re 2017, 4/15/20	$ 29,400
2,500,000+(g)(h)	Oakmont Re 2019, 4/30/21	1,730,780
250,000+(h)	Resilience Re, 6/8/20	121,250
		$1,881,430
	Total Collateralized Reinsurance	$29,605,236
	Reinsurance Sidecars - 1.6%
	Multiperil - U.S. - 0.1%
3,000,000+(g)(h)	Carnoustie Re 2015, 7/1/20	$ 9,600
3,600,000+(g)(h)	Carnoustie Re 2016, 11/30/20	97,200
4,500,000+(g)(h)	Carnoustie Re 2017, 11/30/21	611,325
2,000,000+(h)	Carnoustie Re 2018, 12/31/21	22,400
1,139,928+(g)(h)	Carnoustie Re 2019, 12/31/22	1,321,747
1,300,000+(g)(h)	Castle Stuart Re 2018, 12/1/21	373,377
2,000,000+(g)(i)	Harambee Re 2018, 12/31/21	130,000
5,000,000+(i)	Harambee Re 2019, 12/31/22	477,500
4,000,000+(g)(i)	Harambee Re 2020, 12/31/23	4,049,200
1,200,007+(g)(h)	Sector Re V, 3/1/22 (144A)	171,719
		$7,264,068
	Multiperil - Worldwide - 1.5%
34,018+(g)(h)	Alturas Re 2019-1, 3/10/22	$ 296,382
2,200+(g)(h)	Alturas Re 2019-2, 6/30/20	80,017
250,000+(g)(h)	Alturas Re 2019-3, 9/12/23	275,925
440,000+(g)(h)	Alturas Re 2020-1, 3/10/23	450,164
560,000+(g)(h)	Alturas Re 2020-1, 3/10/23	572,936
4,500,000+(g)(h)	Alturas Re 2020-2, 3/10/23	4,577,400
900,000+(g)(h)	Arlington Re 2015, 2/1/21	43,740
2,000,000+(g)(h)	Bantry Re 2016, 3/31/21	161,200
1,500,000+(g)(h)	Bantry Re 2017, 3/31/21	354,150
2,000,000+(g)(h)	Bantry Re 2018, 12/31/21	22,800

Face
Amount
USD ($)		Value
	Multiperil - Worldwide - (continued)
5,000,000+(h)	Bantry Re 2019, 12/31/22	$ 170,000
4,776,758+(g)(h)	Bantry Re 2020, 12/31/23	4,884,733
2,000,000+(g)(h)	Berwick Re 2017-1, 2/1/21	66,200
10,192,268+(g)(h)	Berwick Re 2018-1, 12/31/21	1,240,399
7,281,734+(g)(h)	Berwick Re 2019-1, 12/31/22	7,858,550
1,250,000+(i)	Blue Lotus Re 2018, 12/31/21	77,750
125,000+(h)	Eden Re II, 3/22/22 (144A)	167,389
185,850+(h)	Eden Re II, 3/22/22 (144A)	214,297
6,000+(g)(h)	Eden Re II, 3/22/23 (144A)	51,255
59,061+(g)(h)	Eden Re II, 3/22/23 (144A)	518,443
2,600,000+(g)(h)	Eden Re II, 3/22/24 (144A)	2,665,000
6,400,000+(g)(h)	Eden Re II, 3/22/24 (144A)	6,556,160
3,500,000+(h)	Gleneagles Re 2016, 11/30/20	109,200
1,000,000+(g)(h)	Gleneagles Re 2018, 12/31/21	118,300
886,832+(g)(h)	Gleneagles Re 2019, 12/31/22	994,139
2,118,314+(g)(h)	Gullane Re 2018, 12/31/21	1,994,625
72,000+(h)	Limestone Re 2018, 3/1/22	157,867
20,000+(g)(h)	Limestone Re 2019, 9/9/22 (144A)	77,900
500,000+(h)	Lion Rock Re 2019, 1/31/21	46,150
500,000+(g)(h)	Lion Rock Re 2020, 1/31/21	517,650
5,000,000+(g)(i)	Lorenz Re 2018, 7/1/21	358,500
2,993,180+(g)(i)	Lorenz Re 2019, 6/30/22	2,706,733
7,000,000+(g)(h)	Merion Re 2018-2, 12/31/21	7,625,800
1,000,000+(g)(i)	NCM Re 2019, 12/31/22	221,400
3,600,000+(h)	Pangaea Re 2015-1, 2/28/21	4,709
4,000,000+(h)	Pangaea Re 2015-2, 5/29/20	5,963
4,500,000+(h)	Pangaea Re 2016-1, 11/30/20	9,989
3,000,000+(h)	Pangaea Re 2016-2, 11/30/20	8,928
3,000,000+(g)(h)	Pangaea Re 2017-1, 11/30/21	48,300
3,800,000+(g)(h)	Pangaea Re 2018-1, 12/31/21	223,440
6,500,000+(g)(h)	Pangaea Re 2018-3, 7/1/22	134,832
4,017,011+(g)(h)	Pangaea Re 2019-1, 2/1/23	83,704
4,779,537+(g)(h)	Pangaea Re 2019-3, 7/1/23	4,807,549
3,974,837+(g)(h)	Pangaea Re 2020-1, 2/1/24	4,056,288
758+(h)	Sector Re V, 3/1/23 (144A)	44,507
2,557+(h)	Sector Re V, 3/1/23 (144A)	108,180
240,014+(g)(h)	Sector Re V, 12/1/23 (144A)	171,544
1,260,000+(g)(h)	Sector Re V, 12/1/23 (144A)	900,533
900,000+(g)(h)	Sector Re V, 3/1/24 (144A)	1,051,854
1,500,000+(g)(h)	Sector Re V, 3/1/24 (144A)	1,300,010
999,986+(g)(h)	Sector Re V, 12/1/24 (144A)	1,044,755
2,000,000+(g)(h)	Sector Re V, 12/1/24 (144A)	2,089,540
3,000,000+(g)(h)	St. Andrews Re 2017-1, 2/1/21	203,400
1,737,984+(g)(h)	St. Andrews Re 2017-4, 6/1/20	171,018
3,609,700+(g)(h)	Sussex Re 2020-1, 12/31/22	3,678,284
500,000+(g)(i)	Thopas Re 2018, 12/31/21	10,650
3,000,000+(g)(i)	Thopas Re 2019, 12/31/22	570,000
6,000,000+(g)(i)	Thopas Re 2020, 12/31/23	6,118,800
4,000,000+(g)(h)	Versutus Re 2017, 11/30/21	31,200
2,000,000+(g)(h)	Versutus Re 2018, 12/31/21	–
1,765,095+(h)	Versutus Re 2019-A, 12/31/21	151,975
1,734,905+(h)	Versutus Re 2019-B, 12/31/21	149,375
1,000,000+(g)(i)	Viribus Re 2018, 12/31/21	55,300
3,650,000+(i)	Viribus Re 2019, 12/31/22	66,065
4,139,570+(g)(i)	Viribus Re 2020, 12/31/23	4,296,046
1,623,326+(g)(h)	Woburn Re 2018, 12/31/21	217,201
4,979,452+(g)(h)	Woburn Re 2019, 12/31/22	2,911,984
		$80,959,077
	Total Reinsurance Sidecars	$88,223,145
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $162,213,580)	$155,970,941

Principal
Amount
USD ($)		Value
	MUNICIPAL BONDS - 0.0%† of Net Assets(j)
	Municipal General - 0.0%†
2,335,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.0%, 5/15/32	$2,524,602
	Total Municipal General	$2,524,602
	Municipal Higher Education - 0.0%†
525,000	Amherst College, 3.794%, 11/1/42	$ 558,467
	Total Municipal Higher Education	$ 558,467
	TOTAL MUNICIPAL BONDS
	(Cost $2,978,151)	$3,083,069
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 1.3% of Net Assets*(b)
	Automobile - 0.1%
3,115,354	American Axle & Manufacturing, Inc., Tranche B Term Loan, 3.2% (LIBOR + 225 bps), 4/6/24	$2,640,262

Principal
Amount
USD ($)		Value
	Automobile - (continued)
763,021	Cooper-Standard Automotive, Inc., Additional Term B-1 Loan, 2.989% (LIBOR + 200 bps), 11/2/23	$ 522,669
884,962	CWGS Group LLC (aka Camping World, Inc.), Term Loan, 3.766% (LIBOR + 275 bps), 11/8/23	591,450
1,396,667	Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.2% (LIBOR + 200 bps), 3/3/25	1,160,630
723,948	Navistar, Inc., Tranche B Term Loan, 4.28% (LIBOR + 350 bps), 11/6/24	635,867
1,334,117	TI Group Automotive Systems LLC, Initial US Term Loan, 3.489% (LIBOR + 250 bps), 6/30/22	1,220,717
	Total Automobile	$6,771,595
	Beverage, Food & Tobacco - 0.1%
1,673,075	Darling Ingredients, Inc. (fka Darling International, Inc.), Term B Loan, 2.99% (LIBOR + 200 bps), 12/18/24	$1,643,796
3,701,408	JBS USA Lux SA (fka JBS USA LLC), New Term Loan, 3.072% (LIBOR + 200 bps), 5/1/26	3,492,538
	Total Beverage, Food & Tobacco	$5,136,334
	Broadcasting & Entertainment - 0.1%
1,815,875	Sinclair Television Group, Inc., Tranche B-2b Term Loan, 3.21% (LIBOR + 250 bps), 9/30/26	$1,681,954
	Total Broadcasting & Entertainment	$1,681,954
	Buildings & Real Estate - 0.0%†
47,419	Builders FirstSource, Inc., Refinancing Term Loan, 4.613% (LIBOR + 300 bps), 2/29/24	$ 43,151
	Total Buildings & Real Estate	$ 43,151
	Chemicals, Plastics & Rubber - 0.0%†
863,016	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Term B-3 Dollar Loan, 3.2% (LIBOR + 175 bps), 6/1/24	$ 815,550
233,452	Element Solutions, Inc. (Macdermid, Inc.), Tranche B-1 Term Loan, 2.989% (LIBOR + 200 bps), 1/31/26	220,612
510,429	Omnova Solutions, Inc., Term B-2 Loan, 5.5% (PRIME + 225 bps), 8/25/23	505,324
1,349,145	Tronox Finance LLC, First Lien Initial Dollar Term Loan, 3.93% (LIBOR + 275 bps), 9/23/24	1,213,107
	Total Chemicals, Plastics & Rubber	$2,754,593
	Chemicals, Plastics and Rubber - 0.0%†
484,709	Berry Global, Inc. (fka Berry Plastics Corp.), Term X Loan, 2.863% (LIBOR + 200 bps), 1/19/24	$ 461,442
	Total Chemicals, Plastics and Rubber	$ 461,442
	Computers & Electronics - 0.1%
1,052,333	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 5.239% (LIBOR + 425 bps), 6/26/25	$ 794,512
2,135,722	Microchip Technology, Inc., Initial Term Loan, 2.99% (LIBOR + 200 bps), 5/29/25	2,025,376
794,050	ON Semiconductor Corp., 2019 New Replacement Term B-4 Loan, 2.989% (LIBOR + 200 bps), 9/19/26	748,888
	Total Computers & Electronics	$3,568,776
	Diversified & Conglomerate Service - 0.1%
559,389	Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Term B Loan, 2.739% (LIBOR + 175 bps), 11/7/23	$ 542,607
970,730	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 3.498% (LIBOR + 250 bps), 3/1/24	896,307
476,473	Filtration Group Corp., Initial Dollar Term Loan, 3.989% (LIBOR + 300 bps), 3/31/25	421,083
1,067,000	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24	688,215
	Total Diversified & Conglomerate Service	$2,548,212
	Electric & Electrical - 0.0%†
1,196,496	Dell International LLC (EMC Corp.), Refinancing Term B-1 Loan, 2.99% (LIBOR + 200 bps), 9/19/25	$1,151,129
457,079	Rackspace Hosting, Inc., First Lien Term B Loan, 4.763% (LIBOR + 300 bps), 11/3/23	414,800
	Total Electric & Electrical	$1,565,929
	Electronics - 0.2%
123,744	Avast Software BV, 2018 Refinancing Dollar Term Loan, 3.7% (LIBOR + 225 bps), 9/29/23	$ 112,994
4,910,605	Scientific Games International, Inc., Initial Term B-5 Loan, 4.246% (LIBOR + 275 bps), 8/14/24	3,989,866
3,241,806	Western Digital Corp., US Term B-4 Loan, 3.353% (LIBOR + 175 bps), 4/29/23	3,136,448
	Total Electronics	$7,239,308
	Environmental Services - 0.0%†
758,069	GFL Environmental, Inc., Effective Date Incremental Term Loan, 3.991% (LIBOR + 300 bps), 5/30/25	$ 739,591
	Total Environmental Services	$ 739,591
	Financial Services - 0.0%†
1,156,336	Trans Union LLC 2019 Replacement Term B-5 Loan, 2.739% (LIBOR + 175 bps), 11/16/26	$1,114,901
	Total Financial Services	$1,114,901
	Healthcare - 0.0%†
725,397	Grifols Worldwide Operations, Ltd. Dollar Tranche B Term Loan, 2.684% (LIBOR + 200 bps), 11/15/27	$ 695,172
	Total Healthcare	$ 695,172
	Healthcare & Pharmaceuticals - 0.1%
712,442	Alkermes, Inc., 2023 Term Loan, 2.87% (LIBOR + 225 bps), 3/27/23	$ 634,074
487,500	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 4.489% (LIBOR + 350 bps), 9/26/24	395,363
4,958,035	Endo Luxembourg Finance Co. I S.a.r.l., Initial Term Loan, 5.25% (LIBOR + 425 bps), 4/29/24	4,449,837
1,398,429	HCA, Inc. Tranche B-13 Term Loan, 2.739% (LIBOR + 175 bps), 3/18/26	1,338,996
700,000	Sotera Health Holdings LLC, First Lien Initial Term Loan, 5.5% (LIBOR + 450 bps), 12/11/26	624,167
	Total Healthcare & Pharmaceuticals	$7,442,437

Principal
Amount
USD ($)		Value
	Healthcare, Education & Childcare - 0.0%†
592,891	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 5.5% (LIBOR + 450 bps), 10/24/23	$ 465,419
514,862	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), Initial Term Loan, 3.612% (LIBOR + 300 bps), 6/2/25	493,409
396,931	Gentiva Health Services, Inc., First Lien Term B Loan, 4.25% (LIBOR + 325 bps), 7/2/25	375,100
2,177,383	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 5.2% (LIBOR +	1,638,481
	375 bps), 2/21/25
1,015,714	Select Medical Corp., Tranche B Term Loan, 3.43% (LIBOR + 250 bps), 3/6/25	970,007
	Total Healthcare, Education & Childcare	$3,942,416
	Hotel, Gaming & Leisure - 0.0%†
1,411,912	1011778 B.C. Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 2.739% (LIBOR + 175 bps), 11/19/26	$1,309,549
	Total Hotel, Gaming & Leisure	$1,309,549
	Insurance - 0.1%
3,800,427	Asurion LLC (fka Asurion Corp.), New Term B-7 Loan, 3.989% (LIBOR + 300 bps), 11/3/24	$3,578,737
420,807	MPH Acquisition Holdings LLC, Initial Term Loan, 4.2% (LIBOR + 275 bps), 6/7/23	382,935
828,750	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 3.989% (LIBOR + 300 bps), 5/16/24	756,234
	Total Insurance	$4,717,906
	Leasing - 0.1%
522,172	Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 2.523% (LIBOR + 175 bps), 1/15/25	$ 470,827
631,870	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 2.273% (LIBOR + 150 bps), 2/12/27	568,683
2,695,000	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 4.639% (LIBOR +	2,284,013
	375 bps), 9/11/23
	Total Leasing	$3,323,523
	Leisure & Entertainment - 0.0%†
546,141	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.), Term B-1 Loan, 4.08%	$ 411,426
	(LIBOR + 300 bps), 4/22/26
190,787	Fitness International LLC, Term B Loan, 4.322% (LIBOR + 325 bps), 4/18/25	144,680
1,247,810	Six Flags Theme Parks, Inc., Tranche B Term Loan, 2.74% (LIBOR + 175 bps), 4/17/26	1,107,119
	Total Leisure & Entertainment	$1,663,225
	Machinery - 0.0%†
1,150,192	NN, Inc., Tranche B Term Loan, 6.689% (LIBOR + 575 bps), 10/19/22	$ 856,893
	Total Machinery	$ 856,893
	Metals & Mining - 0.0%†
496,946	BWay Holding Co., Initial Term Loan, 5.084% (LIBOR + 325 bps), 4/3/24	$ 412,465
	Total Metals & Mining	$ 412,465
	Professional & Business Services - 0.0%†
982,500	Lamar Media Corp., Term B Loan, 2.516% (LIBOR + 150 bps), 2/5/27	$ 953,025
	Total Professional & Business Services	$ 953,025
	Retail - 0.0%†
530,988	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 6.015% (LIBOR + 450 bps), 9/12/24	$ 428,772
	Total Retail	$ 428,772
	Securities & Trusts - 0.2%
1,725,715	RPI 2019 Intermediate Finance Trust, Term Loan B, 2.739% (LIBOR + 175 bps), 2/11/27	$1,610,666
427,104	RPI Intermediate Finance Trust, Term B-1 Term Facility, 2.739% (LIBOR + 175 bps), 2/11/27	398,630
4,678,425	Stonepeak Lonestar Holdings LLC, Initial Term Loan, 6.336% (LIBOR + 450 bps), 10/19/26	3,380,162
	Total Securities & Trusts	$5,389,458
	Telecommunications - 0.1%
3,216,938	CenturyLink, Inc., Term B Loan, 3.239% (LIBOR + 225 bps), 3/15/27	$2,989,741
891,000	Ciena Corp., Refinancing Term Loan, 2.523% (LIBOR + 175 bps), 9/26/25	846,450
895,703	Go Daddy Operating Co. LLC (GD Finance Co., Inc.), Tranche B-1 Term Loan, 2.739%	862,114
	(LIBOR + 175 bps), 2/15/24
809,587	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 2.739% (LIBOR + 175 bps), 3/1/27	765,059
1,261,000	Sprint Communications, Inc., Initial Term Loan, 3.5% (LIBOR + 250 bps), 2/2/24	1,256,271
	Total Telecommunications	$6,719,635
	Utilities - 0.0%†
919,812	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 4.75%	$ 806,748
	(LIBOR + 375 bps), 10/2/25
622,215	Vistra Operations Co. LLC (fka Tex Operations Co. LLC) 2018 Incremental Term Loan, 2.703% (LIBOR + 175 bps), 12/31/25	596,549
	Total Utilities	$1,403,297
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $81,990,665)	$72,883,559
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 25.0% of Net Assets
905,321	Fannie Mae, 2.5%, 7/1/30	$ 944,687
936,811	Fannie Mae, 2.5%, 7/1/30	975,260
1,564,918	Fannie Mae, 2.5%, 7/1/30	1,632,918
209,562	Fannie Mae, 2.5%, 12/1/42	218,153
210,196	Fannie Mae, 2.5%, 12/1/42	218,285
193,617	Fannie Mae, 2.5%, 1/1/43	201,549
78,261	Fannie Mae, 2.5%, 2/1/43	81,460
108,528	Fannie Mae, 2.5%, 2/1/43	112,436
2,169,625	Fannie Mae, 2.5%, 2/1/43	2,258,507
302,381	Fannie Mae, 2.5%, 3/1/43	314,768
114,474	Fannie Mae, 2.5%, 4/1/43	119,164

Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
239,590	Fannie Mae, 2.5%, 8/1/43	$ 249,405
200,885	Fannie Mae, 2.5%, 12/1/43	209,115
158,097	Fannie Mae, 2.5%, 3/1/44	164,574
194,033	Fannie Mae, 2.5%, 4/1/45	201,978
269,596	Fannie Mae, 2.5%, 4/1/45	280,627
367,928	Fannie Mae, 2.5%, 4/1/45	382,986
384,028	Fannie Mae, 2.5%, 4/1/45	399,731
412,243	Fannie Mae, 2.5%, 4/1/45	428,934
514,234	Fannie Mae, 2.5%, 4/1/45	535,234
1,028,866	Fannie Mae, 2.5%, 4/1/45	1,071,034
1,204,328	Fannie Mae, 2.5%, 4/1/45	1,253,677
68,033	Fannie Mae, 2.5%, 5/1/45	70,821
73,460	Fannie Mae, 2.5%, 7/1/45	76,470
216,491	Fannie Mae, 2.5%, 8/1/45	225,364
85,131	Fannie Mae, 2.5%, 1/1/46	88,590
2,453,630	Fannie Mae, 3.0%, 9/1/28	2,583,166
2,405,078	Fannie Mae, 3.0%, 10/1/30	2,532,832
881,344	Fannie Mae, 3.0%, 4/1/31	925,858
13,966,989	Fannie Mae, 3.0%, 8/1/42	14,763,879
3,493,877	Fannie Mae, 3.0%, 9/1/42	3,693,226
1,051,766	Fannie Mae, 3.0%, 12/1/42	1,112,431
1,996,196	Fannie Mae, 3.0%, 2/1/43	2,111,347
537,594	Fannie Mae, 3.0%, 5/1/43	568,605
7,152,996	Fannie Mae, 3.0%, 5/1/43	7,560,046
501,301	Fannie Mae, 3.0%, 7/1/43	529,875
1,255,760	Fannie Mae, 3.0%, 8/1/43	1,327,428
3,505,958	Fannie Mae, 3.0%, 9/1/43	3,740,449
667,637	Fannie Mae, 3.0%, 3/1/45	705,694
5,522,121	Fannie Mae, 3.0%, 6/1/45	5,847,112
570,139	Fannie Mae, 3.0%, 5/1/46	605,127
738,509	Fannie Mae, 3.0%, 5/1/46	781,548
4,039,004	Fannie Mae, 3.0%, 9/1/46	4,262,021
7,546,111	Fannie Mae, 3.0%, 10/1/46	7,961,052
7,548,160	Fannie Mae, 3.0%, 11/1/46	7,961,281
6,335,222	Fannie Mae, 3.0%, 1/1/47	6,724,009
2,472,966	Fannie Mae, 3.0%, 3/1/47	2,606,995
3,827,175	Fannie Mae, 3.0%, 9/1/49	4,061,616
1,929,765	Fannie Mae, 3.5%, 6/1/28	2,033,593
845,259	Fannie Mae, 3.5%, 11/1/40	906,473
440,757	Fannie Mae, 3.5%, 10/1/41	474,009
3,208,464	Fannie Mae, 3.5%, 11/1/41	3,472,064
375,120	Fannie Mae, 3.5%, 6/1/42	402,488
2,164,480	Fannie Mae, 3.5%, 7/1/42	2,322,464
2,361,204	Fannie Mae, 3.5%, 8/1/42	2,533,318
320,765	Fannie Mae, 3.5%, 10/1/42	343,600
195,955	Fannie Mae, 3.5%, 11/1/42	210,322
421,181	Fannie Mae, 3.5%, 12/1/42	452,050
432,613	Fannie Mae, 3.5%, 12/1/42	464,309
3,844,121	Fannie Mae, 3.5%, 2/1/44	4,121,289
1,932,733	Fannie Mae, 3.5%, 9/1/44	2,068,986
4,390,404	Fannie Mae, 3.5%, 2/1/45	4,711,775
1,303,086	Fannie Mae, 3.5%, 4/1/45	1,390,828
4,925,942	Fannie Mae, 3.5%, 6/1/45	5,250,423
1,829,216	Fannie Mae, 3.5%, 8/1/45	1,948,201
6,327,268	Fannie Mae, 3.5%, 8/1/45	6,827,500
5,020,782	Fannie Mae, 3.5%, 9/1/45	5,473,686
5,498,779	Fannie Mae, 3.5%, 9/1/45	5,857,897
1,183,080	Fannie Mae, 3.5%, 10/1/45	1,260,060
9,647,785	Fannie Mae, 3.5%, 11/1/45	10,410,544
1,882,622	Fannie Mae, 3.5%, 12/1/45	2,003,136
1,948,847	Fannie Mae, 3.5%, 12/1/45	2,073,617
3,637,733	Fannie Mae, 3.5%, 12/1/45	3,874,315
4,001,569	Fannie Mae, 3.5%, 1/1/46	4,261,386
5,443,457	Fannie Mae, 3.5%, 1/1/46	5,797,419
2,238,417	Fannie Mae, 3.5%, 2/1/46	2,388,193
3,709,172	Fannie Mae, 3.5%, 2/1/46	3,949,910
1,433,922	Fannie Mae, 3.5%, 3/1/46	1,526,677
3,010,995	Fannie Mae, 3.5%, 4/1/46	3,200,413
2,163,270	Fannie Mae, 3.5%, 5/1/46	2,318,323
4,422,827	Fannie Mae, 3.5%, 7/1/46	4,695,195
400,194	Fannie Mae, 3.5%, 10/1/46	426,042
967,445	Fannie Mae, 3.5%, 10/1/46	1,025,945
952,011	Fannie Mae, 3.5%, 11/1/46	1,009,415
3,751,445	Fannie Mae, 3.5%, 12/1/46	3,978,669
1,764,229	Fannie Mae, 3.5%, 1/1/47	1,870,587
3,884,286	Fannie Mae, 3.5%, 1/1/47	4,149,666
5,420,774	Fannie Mae, 3.5%, 1/1/47	5,808,917

Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
8,699,678	Fannie Mae, 3.5%, 1/1/47	$9,260,977
68,626	Fannie Mae, 3.5%, 2/1/47	73,210
4,915,130	Fannie Mae, 3.5%, 2/1/47	5,210,167
5,795,924	Fannie Mae, 3.5%, 5/1/47	6,130,928
5,911,171	Fannie Mae, 3.5%, 5/1/47	6,261,928
265,904	Fannie Mae, 3.5%, 7/1/47	282,092
2,157,796	Fannie Mae, 3.5%, 7/1/47	2,286,925
5,876,942	Fannie Mae, 3.5%, 7/1/47	6,219,415
9,541,174	Fannie Mae, 3.5%, 7/1/47	10,108,703
1,133,895	Fannie Mae, 3.5%, 8/1/47	1,201,278
7,584,233	Fannie Mae, 3.5%, 8/1/47	8,034,871
151,488	Fannie Mae, 3.5%, 10/1/47	161,666
2,586,582	Fannie Mae, 3.5%, 11/1/47	2,741,354
467,583	Fannie Mae, 3.5%, 12/1/47	504,522
6,425,398	Fannie Mae, 3.5%, 12/1/47	6,811,791
7,867,463	Fannie Mae, 3.5%, 12/1/47	8,336,809
10,909,598	Fannie Mae, 3.5%, 12/1/47	11,566,839
3,301,242	Fannie Mae, 3.5%, 1/1/48	3,502,603
393,094	Fannie Mae, 3.5%, 2/1/49	415,678
430,541	Fannie Mae, 3.5%, 4/1/49	452,963
1,528,850	Fannie Mae, 3.5%, 5/1/49	1,643,414
2,168,008	Fannie Mae, 3.5%, 5/1/49	2,338,450
49,407	Fannie Mae, 3.5%, 7/1/49	52,929
2,774,251	Fannie Mae, 3.5%, 9/1/49	2,992,433
2,830	Fannie Mae, 4.0%, 9/1/20	2,973
136,805	Fannie Mae, 4.0%, 4/1/25	143,871
181,262	Fannie Mae, 4.0%, 11/1/34	197,694
1,799,317	Fannie Mae, 4.0%, 4/1/39	1,942,993
4,997,259	Fannie Mae, 4.0%, 10/1/40	5,495,753
917,433	Fannie Mae, 4.0%, 12/1/40	1,008,949
954,180	Fannie Mae, 4.0%, 4/1/41	1,031,256
614,495	Fannie Mae, 4.0%, 5/1/41	664,096
1,124,184	Fannie Mae, 4.0%, 10/1/41	1,214,947
644,571	Fannie Mae, 4.0%, 12/1/41	693,000
268,360	Fannie Mae, 4.0%, 1/1/42	289,950
1,764,426	Fannie Mae, 4.0%, 1/1/42	1,906,467
1,659,234	Fannie Mae, 4.0%, 2/1/42	1,793,647
4,667,567	Fannie Mae, 4.0%, 2/1/42	5,045,560
51,039	Fannie Mae, 4.0%, 4/1/42	54,432
443,332	Fannie Mae, 4.0%, 4/1/42	479,263
1,657,330	Fannie Mae, 4.0%, 4/1/42	1,783,264
3,489,977	Fannie Mae, 4.0%, 5/1/42	3,772,601
78,693	Fannie Mae, 4.0%, 6/1/42	85,015
198,129	Fannie Mae, 4.0%, 6/1/42	212,440
122,349	Fannie Mae, 4.0%, 7/1/42	132,297
5,373,102	Fannie Mae, 4.0%, 8/1/42	5,808,566
293,606	Fannie Mae, 4.0%, 10/1/42	320,371
1,047,650	Fannie Mae, 4.0%, 10/1/42	1,132,811
3,091,337	Fannie Mae, 4.0%, 8/1/43	3,341,375
3,902,654	Fannie Mae, 4.0%, 9/1/43	4,216,528
2,613,520	Fannie Mae, 4.0%, 11/1/43	2,851,019
93,065	Fannie Mae, 4.0%, 1/1/44	100,588
3,742,262	Fannie Mae, 4.0%, 2/1/44	4,042,163
56,271	Fannie Mae, 4.0%, 6/1/44	60,810
57,839	Fannie Mae, 4.0%, 6/1/44	62,168
207,530	Fannie Mae, 4.0%, 7/1/44	224,329
3,585,751	Fannie Mae, 4.0%, 7/1/44	3,874,832
142,319	Fannie Mae, 4.0%, 8/1/44	153,736
163,713	Fannie Mae, 4.0%, 8/1/44	176,907
844,821	Fannie Mae, 4.0%, 8/1/44	913,032
2,448,136	Fannie Mae, 4.0%, 8/1/44	2,645,706
27,816	Fannie Mae, 4.0%, 9/1/44	30,039
232,926	Fannie Mae, 4.0%, 9/1/44	251,766
302,163	Fannie Mae, 4.0%, 9/1/44	326,555
1,041,527	Fannie Mae, 4.0%, 10/1/44	1,124,576
73,237	Fannie Mae, 4.0%, 11/1/44	79,176
83,398	Fannie Mae, 4.0%, 11/1/44	90,127
133,713	Fannie Mae, 4.0%, 11/1/44	144,418
3,512,972	Fannie Mae, 4.0%, 11/1/44	3,796,427
29,707	Fannie Mae, 4.0%, 12/1/44	32,112
381,785	Fannie Mae, 4.0%, 12/1/44	412,594
52,781	Fannie Mae, 4.0%, 1/1/45	57,061
169,126	Fannie Mae, 4.0%, 1/1/45	182,837
240,749	Fannie Mae, 4.0%, 1/1/45	260,209
38,355	Fannie Mae, 4.0%, 2/1/45	41,450
121,330	Fannie Mae, 4.0%, 2/1/45	131,137
276,257	Fannie Mae, 4.0%, 2/1/45	298,598

Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
2,821,952	Fannie Mae, 4.0%, 3/1/45	$3,047,976
140,653	Fannie Mae, 4.0%, 6/1/45	151,464
303,948	Fannie Mae, 4.0%, 7/1/45	328,969
1,796,854	Fannie Mae, 4.0%, 10/1/45	1,932,482
2,801,395	Fannie Mae, 4.0%, 10/1/45	3,027,567
3,308,468	Fannie Mae, 4.0%, 10/1/45	3,576,393
44,009	Fannie Mae, 4.0%, 11/1/45	47,491
2,284,744	Fannie Mae, 4.0%, 11/1/45	2,467,692
4,034,694	Fannie Mae, 4.0%, 12/1/45	4,360,890
1,678,282	Fannie Mae, 4.0%, 1/1/46	1,813,900
4,235,252	Fannie Mae, 4.0%, 2/1/46	4,573,939
1,063,689	Fannie Mae, 4.0%, 4/1/46	1,145,681
3,645,475	Fannie Mae, 4.0%, 6/1/46	3,928,585
3,748,859	Fannie Mae, 4.0%, 7/1/46	4,034,641
5,326,792	Fannie Mae, 4.0%, 7/1/46	5,737,649
3,000,001	Fannie Mae, 4.0%, 8/1/46	3,227,215
3,703,750	Fannie Mae, 4.0%, 8/1/46	3,984,029
1,320,777	Fannie Mae, 4.0%, 11/1/46	1,418,160
9,259,681	Fannie Mae, 4.0%, 1/1/47	9,918,709
2,353,991	Fannie Mae, 4.0%, 4/1/47	2,526,416
2,648,845	Fannie Mae, 4.0%, 4/1/47	2,848,363
3,665,875	Fannie Mae, 4.0%, 4/1/47	3,942,020
458,003	Fannie Mae, 4.0%, 6/1/47	492,504
1,484,781	Fannie Mae, 4.0%, 6/1/47	1,597,185
2,453,900	Fannie Mae, 4.0%, 6/1/47	2,634,617
3,933,318	Fannie Mae, 4.0%, 6/1/47	4,223,671
6,813,340	Fannie Mae, 4.0%, 6/1/47	7,311,075
2,161,702	Fannie Mae, 4.0%, 7/1/47	2,321,209
2,270,360	Fannie Mae, 4.0%, 7/1/47	2,441,567
1,900,890	Fannie Mae, 4.0%, 8/1/47	2,034,763
3,493,660	Fannie Mae, 4.0%, 8/1/47	3,739,389
5,328,624	Fannie Mae, 4.0%, 12/1/47	5,717,239
6,358,512	Fannie Mae, 4.0%, 4/1/48	6,799,155
482,007	Fannie Mae, 4.0%, 11/1/48	517,933
252,513	Fannie Mae, 4.0%, 6/1/49	275,308
111	Fannie Mae, 4.5%, 11/1/20	115
19,313	Fannie Mae, 4.5%, 11/1/20	20,124
143,897	Fannie Mae, 4.5%, 10/1/35	157,317
320,889	Fannie Mae, 4.5%, 8/1/40	351,531
693,014	Fannie Mae, 4.5%, 8/1/40	759,280
1,195,938	Fannie Mae, 4.5%, 11/1/40	1,310,043
403,512	Fannie Mae, 4.5%, 2/1/41	441,600
1,069,125	Fannie Mae, 4.5%, 4/1/41	1,171,490
54,699	Fannie Mae, 4.5%, 5/1/41	59,893
1,524,923	Fannie Mae, 4.5%, 5/1/41	1,671,036
1,974,219	Fannie Mae, 4.5%, 5/1/41	2,162,843
2,518,347	Fannie Mae, 4.5%, 5/1/41	2,758,857
798,327	Fannie Mae, 4.5%, 7/1/41	874,814
1,133,087	Fannie Mae, 4.5%, 7/1/41	1,241,664
2,829,047	Fannie Mae, 4.5%, 1/1/42	3,098,779
3,547,158	Fannie Mae, 4.5%, 1/1/42	3,886,265
350,081	Fannie Mae, 4.5%, 11/1/43	381,687
2,860,983	Fannie Mae, 4.5%, 12/1/43	3,121,304
4,499,382	Fannie Mae, 4.5%, 12/1/43	4,905,335
3,544,640	Fannie Mae, 4.5%, 1/1/44	3,867,489
1,956,798	Fannie Mae, 4.5%, 2/1/44	2,132,564
2,326,659	Fannie Mae, 4.5%, 2/1/44	2,539,625
3,474,299	Fannie Mae, 4.5%, 5/1/46	3,788,673
438,544	Fannie Mae, 4.5%, 1/1/47	478,190
417,899	Fannie Mae, 4.5%, 2/1/47	455,454
2,016,045	Fannie Mae, 4.5%, 2/1/47	2,181,675
378,535	Fannie Mae, 4.5%, 6/1/49	407,728
14,710,714	Fannie Mae, 4.5%, 10/1/49	15,841,816
1,155,573	Fannie Mae, 4.5%, 12/1/49	1,244,116
7,962	Fannie Mae, 5.0%, 10/1/20	8,354
1,972	Fannie Mae, 5.0%, 2/1/22	2,070
21,499	Fannie Mae, 5.0%, 2/1/22	22,565
28,920	Fannie Mae, 5.0%, 3/1/23	30,372
99,965	Fannie Mae, 5.0%, 5/1/23	105,122
33,347	Fannie Mae, 5.0%, 7/1/34	35,273
135,495	Fannie Mae, 5.0%, 10/1/34	148,452
489,454	Fannie Mae, 5.0%, 2/1/39	541,828
366,372	Fannie Mae, 5.0%, 6/1/40	403,327
407,041	Fannie Mae, 5.0%, 6/1/40	451,160
287,492	Fannie Mae, 5.0%, 7/1/40	318,466
462,640	Fannie Mae, 5.0%, 7/1/40	512,788
628,847	Fannie Mae, 5.0%, 7/1/40	696,072

Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
508,859	Fannie Mae, 5.0%, 8/1/40	$ 563,819
2,037,003	Fannie Mae, 5.0%, 2/1/41	2,257,753
6,749,169	Fannie Mae, 5.0%, 12/1/44	7,472,684
788,712	Fannie Mae, 5.0%, 6/1/49	853,099
1,573,935	Fannie Mae, 5.0%, 9/1/49	1,750,571
5,648,652	Fannie Mae, 5.0%, 9/1/49	6,392,682
836,149	Fannie Mae, 5.0%, 10/1/49	902,117
10,432	Fannie Mae, 5.5%, 6/1/33	11,583
58,997	Fannie Mae, 5.5%, 7/1/33	66,302
349,543	Fannie Mae, 5.5%, 7/1/34	394,838
189,110	Fannie Mae, 5.5%, 3/1/36	214,010
79,620	Fannie Mae, 5.5%, 5/1/36	88,925
105,216	Fannie Mae, 5.5%, 6/1/36	119,248
39,054	Fannie Mae, 5.72%, 11/1/28	39,444
21,767	Fannie Mae, 5.72%, 6/1/29	21,887
16,644	Fannie Mae, 5.9%, 11/1/27	16,704
62,916	Fannie Mae, 5.9%, 4/1/28	65,284
526	Fannie Mae, 6.0%, 9/1/29	592
2,605	Fannie Mae, 6.0%, 1/1/32	2,972
7,732	Fannie Mae, 6.0%, 2/1/32	8,849
3,318	Fannie Mae, 6.0%, 3/1/32	3,800
2,260	Fannie Mae, 6.0%, 8/1/32	2,590
245	Fannie Mae, 6.0%, 9/1/32	281
28,664	Fannie Mae, 6.0%, 10/1/32	32,861
5,396	Fannie Mae, 6.0%, 2/1/33	5,974
42,687	Fannie Mae, 6.0%, 3/1/33	49,080
47,340	Fannie Mae, 6.0%, 4/1/33	52,584
31,358	Fannie Mae, 6.0%, 7/1/33	34,705
97,079	Fannie Mae, 6.0%, 7/1/33	108,552
22,738	Fannie Mae, 6.0%, 11/1/33	26,156
75,050	Fannie Mae, 6.0%, 8/1/34	86,407
2,296	Fannie Mae, 6.0%, 9/1/34	2,585
16,425	Fannie Mae, 6.0%, 9/1/34	18,883
16,991	Fannie Mae, 6.0%, 9/1/34	19,179
61,723	Fannie Mae, 6.0%, 9/1/34	68,595
7,207	Fannie Mae, 6.0%, 10/1/34	8,299
6,697	Fannie Mae, 6.0%, 11/1/34	7,712
110,780	Fannie Mae, 6.0%, 11/1/34	124,085
2,428	Fannie Mae, 6.0%, 2/1/35	2,793
4,970	Fannie Mae, 6.0%, 2/1/35	5,680
104,426	Fannie Mae, 6.0%, 4/1/35	120,218
17,752	Fannie Mae, 6.0%, 5/1/35	19,680
78,660	Fannie Mae, 6.0%, 10/1/35	87,131
145,025	Fannie Mae, 6.0%, 12/1/35	165,992
12,580	Fannie Mae, 6.0%, 12/1/37	14,447
125,295	Fannie Mae, 6.0%, 6/1/38	144,033
28,124	Fannie Mae, 6.0%, 7/1/38	31,390
5,627	Fannie Mae, 6.5%, 7/1/29	6,236
869	Fannie Mae, 6.5%, 1/1/31	962
443	Fannie Mae, 6.5%, 4/1/31	491
3,183	Fannie Mae, 6.5%, 5/1/31	3,575
2,603	Fannie Mae, 6.5%, 9/1/31	2,954
2,870	Fannie Mae, 6.5%, 9/1/31	3,226
1,654	Fannie Mae, 6.5%, 10/1/31	1,833
107,590	Fannie Mae, 6.5%, 12/1/31	122,289
4,061	Fannie Mae, 6.5%, 2/1/32	4,501
32,789	Fannie Mae, 6.5%, 3/1/32	37,418
65,867	Fannie Mae, 6.5%, 7/1/32	76,220
61,649	Fannie Mae, 6.5%, 10/1/32	68,319
12,448	Fannie Mae, 6.5%, 7/1/34	13,795
67,769	Fannie Mae, 6.5%, 11/1/37	79,273
14,196	Fannie Mae, 6.5%, 11/1/47	15,193
520	Fannie Mae, 7.0%, 12/1/30	545
4,263	Fannie Mae, 7.0%, 12/1/30	4,784
4,293	Fannie Mae, 7.0%, 4/1/31	5,074
5,445	Fannie Mae, 7.0%, 9/1/31	6,355
13,644	Fannie Mae, 7.0%, 12/1/31	14,083
11,522	Fannie Mae, 7.0%, 1/1/32	13,815
1,993,911	Federal Home Loan Mortgage Corp., 3.0%, 8/1/29	2,100,456
1,755,386	Federal Home Loan Mortgage Corp., 3.0%, 10/1/29	1,840,096
802,253	Federal Home Loan Mortgage Corp., 3.0%, 9/1/42	848,196
5,059,252	Federal Home Loan Mortgage Corp., 3.0%, 11/1/42	5,349,010
586,221	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	620,894
1,547,005	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	1,638,495
1,767,006	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	1,868,245
1,149,169	Federal Home Loan Mortgage Corp., 3.0%, 5/1/45	1,214,890
998,804	Federal Home Loan Mortgage Corp., 3.0%, 8/1/45	1,055,297

Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
4,121,772	Federal Home Loan Mortgage Corp., 3.0%, 6/1/46	$4,357,797
3,272,588	Federal Home Loan Mortgage Corp., 3.0%, 9/1/46	3,453,580
1,074,779	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	1,135,329
1,692,056	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	1,785,002
5,021,773	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	5,293,183
744,201	Federal Home Loan Mortgage Corp., 3.0%, 3/1/47	784,195
248,024	Federal Home Loan Mortgage Corp., 3.0%, 7/1/47	260,124
28,088,482	Federal Home Loan Mortgage Corp., 3.0%, 11/1/49	29,439,408
145,499	Federal Home Loan Mortgage Corp., 3.5%, 3/1/26	153,115
1,183,470	Federal Home Loan Mortgage Corp., 3.5%, 4/1/42	1,262,851
453,186	Federal Home Loan Mortgage Corp., 3.5%, 5/1/43	485,850
2,136,499	Federal Home Loan Mortgage Corp., 3.5%, 8/1/43	2,292,665
4,891,477	Federal Home Loan Mortgage Corp., 3.5%, 7/1/44	5,242,419
565,052	Federal Home Loan Mortgage Corp., 3.5%, 8/1/44	604,834
436,173	Federal Home Loan Mortgage Corp., 3.5%, 9/1/44	467,865
1,722,135	Federal Home Loan Mortgage Corp., 3.5%, 10/1/44	1,841,406
90,288	Federal Home Loan Mortgage Corp., 3.5%, 11/1/44	96,318
4,526,573	Federal Home Loan Mortgage Corp., 3.5%, 12/1/44	4,832,825
2,215,306	Federal Home Loan Mortgage Corp., 3.5%, 3/1/45	2,361,202
538,896	Federal Home Loan Mortgage Corp., 3.5%, 4/1/45	574,041
5,623,959	Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	6,028,550
149,079	Federal Home Loan Mortgage Corp., 3.5%, 7/1/45	160,034
4,909,322	Federal Home Loan Mortgage Corp., 3.5%, 10/1/45	5,262,520
5,332,754	Federal Home Loan Mortgage Corp., 3.5%, 10/1/45	5,677,937
5,716,229	Federal Home Loan Mortgage Corp., 3.5%, 11/1/45	6,087,958
2,661,332	Federal Home Loan Mortgage Corp., 3.5%, 3/1/46	2,827,433
4,802,106	Federal Home Loan Mortgage Corp., 3.5%, 5/1/46	5,110,133
5,067,292	Federal Home Loan Mortgage Corp., 3.5%, 7/1/46	5,450,832
7,106,966	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	7,618,349
7,334,733	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	7,830,664
8,936,573	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	9,589,401
3,097,433	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	3,287,220
8,812,188	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	9,446,319
1,156,604	Federal Home Loan Mortgage Corp., 3.5%, 1/1/47	1,234,762
1,695,350	Federal Home Loan Mortgage Corp., 3.5%, 1/1/47	1,798,434
531,656	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	567,076
1,662,375	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	1,761,317
7,737,028	Federal Home Loan Mortgage Corp., 3.5%, 7/1/47	8,199,344
7,514,225	Federal Home Loan Mortgage Corp., 3.5%, 8/1/47	7,965,394
2,844,872	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	3,017,961
4,157,254	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	4,408,724
2,932,328	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	3,112,672
5,810,430	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	6,164,908
4,551,402	Federal Home Loan Mortgage Corp., 3.5%, 8/1/49	4,804,519
6,846,670	Federal Home Loan Mortgage Corp., 4.0%, 11/1/41	7,534,893
200,862	Federal Home Loan Mortgage Corp., 4.0%, 6/1/42	215,874
79,128	Federal Home Loan Mortgage Corp., 4.0%, 7/1/42	85,591
2,942,561	Federal Home Loan Mortgage Corp., 4.0%, 10/1/42	3,178,184
53,495	Federal Home Loan Mortgage Corp., 4.0%, 11/1/42	57,865
1,163,060	Federal Home Loan Mortgage Corp., 4.0%, 1/1/44	1,257,903
3,211,486	Federal Home Loan Mortgage Corp., 4.0%, 5/1/44	3,471,830
3,015,920	Federal Home Loan Mortgage Corp., 4.0%, 6/1/44	3,256,937
4,358,867	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	4,707,911
1,726,197	Federal Home Loan Mortgage Corp., 4.0%, 9/1/44	1,864,775
1,197,200	Federal Home Loan Mortgage Corp., 4.0%, 12/1/44	1,294,339
811,695	Federal Home Loan Mortgage Corp., 4.0%, 4/1/45	876,840
3,339,361	Federal Home Loan Mortgage Corp., 4.0%, 12/1/45	3,610,301
1,280,362	Federal Home Loan Mortgage Corp., 4.0%, 1/1/46	1,383,574
220,195	Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	235,545
444,836	Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	479,820
2,918,480	Federal Home Loan Mortgage Corp., 4.0%, 6/1/46	3,142,176
3,692,082	Federal Home Loan Mortgage Corp., 4.0%, 7/1/46	3,978,597
2,919,573	Federal Home Loan Mortgage Corp., 4.0%, 8/1/46	3,141,600
54,624	Federal Home Loan Mortgage Corp., 4.0%, 10/1/46	58,256
1,135,096	Federal Home Loan Mortgage Corp., 4.0%, 3/1/47	1,219,921
1,728,284	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	1,858,895
2,330,055	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	2,498,471
4,721,627	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	5,073,346
5,565,076	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	5,984,998
7,100,577	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	7,614,289
8,464,414	Federal Home Loan Mortgage Corp., 4.0%, 5/1/47	9,079,140
864,167	Federal Home Loan Mortgage Corp., 4.0%, 6/1/47	926,297
2,309,219	Federal Home Loan Mortgage Corp., 4.0%, 7/1/47	2,479,101
4,971,377	Federal Home Loan Mortgage Corp., 4.0%, 10/1/47	5,336,746
1,086,857	Federal Home Loan Mortgage Corp., 4.0%, 5/1/49	1,159,800
10,425	Federal Home Loan Mortgage Corp., 4.5%, 10/1/20	10,866
1,856,974	Federal Home Loan Mortgage Corp., 4.5%, 11/1/40	2,033,542

Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
1,155,221	Federal Home Loan Mortgage Corp., 4.5%, 3/1/42	$1,264,242
2,396,917	Federal Home Loan Mortgage Corp., 4.5%, 3/1/42	2,605,557
107,115	Federal Home Loan Mortgage Corp., 4.5%, 11/1/43	116,843
4,458,149	Federal Home Loan Mortgage Corp., 4.5%, 5/1/47	4,839,936
1,126,787	Federal Home Loan Mortgage Corp., 4.5%, 11/1/48	1,213,469
1,203,832	Federal Home Loan Mortgage Corp., 4.5%, 6/1/49	1,294,558
12,644,577	Federal Home Loan Mortgage Corp., 4.5%, 6/1/49	13,589,931
1,095,715	Federal Home Loan Mortgage Corp., 4.5%, 7/1/49	1,179,627
2,043,539	Federal Home Loan Mortgage Corp., 4.5%, 7/1/49	2,200,668
6,839,380	Federal Home Loan Mortgage Corp., 4.5%, 7/1/49	7,354,822
3,692,952	Federal Home Loan Mortgage Corp., 4.5%, 8/1/49	3,971,266
16,848	Federal Home Loan Mortgage Corp., 5.0%, 10/1/20	17,683
1,993	Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	2,092
7,267	Federal Home Loan Mortgage Corp., 5.0%, 11/1/34	8,065
52,799	Federal Home Loan Mortgage Corp., 5.0%, 6/1/35	56,927
196,194	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	218,009
190,027	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	211,152
4,854,816	Federal Home Loan Mortgage Corp., 5.0%, 9/1/49	5,233,575
1,192,152	Federal Home Loan Mortgage Corp., 5.0%, 10/1/49	1,291,767
9,868,784	Federal Home Loan Mortgage Corp., 5.0%, 10/1/49	10,638,642
19,348,218	Federal Home Loan Mortgage Corp., 5.0%, 12/1/49	20,858,144
119,249	Federal Home Loan Mortgage Corp., 5.5%, 9/1/33	134,562
6,329	Federal Home Loan Mortgage Corp., 5.5%, 1/1/34	7,116
5,103	Federal Home Loan Mortgage Corp., 5.5%, 11/1/34	5,578
62,348	Federal Home Loan Mortgage Corp., 5.5%, 11/1/34	70,578
53,169	Federal Home Loan Mortgage Corp., 5.5%, 8/1/35	58,215
17,527	Federal Home Loan Mortgage Corp., 5.5%, 11/1/35	19,808
672,872	Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	762,803
39,852	Federal Home Loan Mortgage Corp., 6.0%, 1/1/33	44,120
48,501	Federal Home Loan Mortgage Corp., 6.0%, 1/1/33	54,300
2,035	Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	2,265
26,965	Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	30,920
10,164	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	11,248
85,835	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	98,595
60,429	Federal Home Loan Mortgage Corp., 6.0%, 9/1/33	69,534
9,970	Federal Home Loan Mortgage Corp., 6.0%, 11/1/33	11,428
22,554	Federal Home Loan Mortgage Corp., 6.0%, 11/1/33	25,229
7,973	Federal Home Loan Mortgage Corp., 6.0%, 12/1/33	8,831
107,015	Federal Home Loan Mortgage Corp., 6.0%, 12/1/33	118,811
17,102	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	19,701
31,868	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	35,436
44,483	Federal Home Loan Mortgage Corp., 6.0%, 5/1/34	49,298
268,995	Federal Home Loan Mortgage Corp., 6.0%, 5/1/34	309,657
40,934	Federal Home Loan Mortgage Corp., 6.0%, 8/1/34	45,319
14,263	Federal Home Loan Mortgage Corp., 6.0%, 4/1/35	15,784
43,027	Federal Home Loan Mortgage Corp., 6.0%, 6/1/35	47,596
46,583	Federal Home Loan Mortgage Corp., 6.0%, 4/1/36	51,716
6,342	Federal Home Loan Mortgage Corp., 6.0%, 7/1/36	7,297
30,471	Federal Home Loan Mortgage Corp., 6.0%, 7/1/36	33,754
16,121	Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	18,052
40,091	Federal Home Loan Mortgage Corp., 6.0%, 1/1/38	46,108
52,399	Federal Home Loan Mortgage Corp., 6.0%, 7/1/38	58,928
214	Federal Home Loan Mortgage Corp., 6.5%, 11/1/30	242
135	Federal Home Loan Mortgage Corp., 6.5%, 1/1/31	149
295	Federal Home Loan Mortgage Corp., 6.5%, 3/1/31	327
1,112	Federal Home Loan Mortgage Corp., 6.5%, 3/1/31	1,233
4,257	Federal Home Loan Mortgage Corp., 6.5%, 5/1/31	4,793
4,484	Federal Home Loan Mortgage Corp., 6.5%, 5/1/31	4,971
413	Federal Home Loan Mortgage Corp., 6.5%, 8/1/31	466
3,429	Federal Home Loan Mortgage Corp., 6.5%, 8/1/31	3,801
81	Federal Home Loan Mortgage Corp., 6.5%, 6/1/32	90
6,957	Federal Home Loan Mortgage Corp., 6.5%, 7/1/32	8,035
79	Federal Home Loan Mortgage Corp., 6.5%, 1/1/33	89
22,713	Federal Home Loan Mortgage Corp., 6.5%, 10/1/33	27,155
5,776	Federal Home Loan Mortgage Corp., 7.0%, 8/1/22	5,833
27,773	Federal Home Loan Mortgage Corp., 7.0%, 9/1/22	28,808
1,690	Federal Home Loan Mortgage Corp., 7.0%, 11/1/30	1,979
819	Federal Home Loan Mortgage Corp., 7.0%, 6/1/31	821
72,015	Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	73,982
5,928,354	Government National Mortgage Association I, 3.5%, 11/15/41	6,390,319
4,504,860	Government National Mortgage Association I, 3.5%, 7/15/42	4,870,014
1,153,583	Government National Mortgage Association I, 3.5%, 10/15/42	1,243,162
706,037	Government National Mortgage Association I, 3.5%, 1/15/44	786,053
7,058,903	Government National Mortgage Association I, 3.5%, 1/15/45	7,558,487
2,068,311	Government National Mortgage Association I, 3.5%, 8/15/46	2,202,854
7,111	Government National Mortgage Association I, 4.0%, 5/15/39	7,553
2,590	Government National Mortgage Association I, 4.0%, 6/15/39	2,801

Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
4,607	Government National Mortgage Association I, 4.0%, 8/15/40	$ 4,985
212,233	Government National Mortgage Association I, 4.0%, 8/15/40	226,196
4,188	Government National Mortgage Association I, 4.0%, 9/15/40	4,533
35,649	Government National Mortgage Association I, 4.0%, 9/15/40	37,892
4,317	Government National Mortgage Association I, 4.0%, 10/15/40	4,672
5,741	Government National Mortgage Association I, 4.0%, 11/15/40	6,100
21,323	Government National Mortgage Association I, 4.0%, 11/15/40	22,748
13,590	Government National Mortgage Association I, 4.0%, 1/15/41	14,711
46,860	Government National Mortgage Association I, 4.0%, 1/15/41	50,713
6,642	Government National Mortgage Association I, 4.0%, 2/15/41	7,195
26,179	Government National Mortgage Association I, 4.0%, 6/15/41	27,826
94,939	Government National Mortgage Association I, 4.0%, 7/15/41	102,808
1,135	Government National Mortgage Association I, 4.0%, 9/15/41	1,206
261,563	Government National Mortgage Association I, 4.0%, 9/15/41	283,975
5,195	Government National Mortgage Association I, 4.0%, 10/15/41	5,519
5,436	Government National Mortgage Association I, 4.0%, 10/15/41	5,835
2,607	Government National Mortgage Association I, 4.0%, 11/15/41	2,800
2,959	Government National Mortgage Association I, 4.0%, 11/15/41	3,143
4,489	Government National Mortgage Association I, 4.0%, 12/15/41	4,885
17,638	Government National Mortgage Association I, 4.0%, 2/15/42	19,241
90,945	Government National Mortgage Association I, 4.0%, 2/15/42	96,637
759,361	Government National Mortgage Association I, 4.0%, 8/15/43	828,760
18,243	Government National Mortgage Association I, 4.0%, 11/15/43	19,658
7,521	Government National Mortgage Association I, 4.0%, 3/15/44	8,207
76,776	Government National Mortgage Association I, 4.0%, 3/15/44	82,489
422,178	Government National Mortgage Association I, 4.0%, 3/15/44	458,606
2,491,978	Government National Mortgage Association I, 4.0%, 3/15/44	2,706,645
3,224	Government National Mortgage Association I, 4.0%, 4/15/44	3,427
18,455	Government National Mortgage Association I, 4.0%, 4/15/44	20,148
1,856,463	Government National Mortgage Association I, 4.0%, 4/15/44	2,025,668
266,593	Government National Mortgage Association I, 4.0%, 8/15/44	290,977
47,738	Government National Mortgage Association I, 4.0%, 9/15/44	52,096
94,327	Government National Mortgage Association I, 4.0%, 9/15/44	100,356
118,168	Government National Mortgage Association I, 4.0%, 9/15/44	126,516
292,470	Government National Mortgage Association I, 4.0%, 9/15/44	316,982
1,485,800	Government National Mortgage Association I, 4.0%, 9/15/44	1,609,626
32,536	Government National Mortgage Association I, 4.0%, 10/15/44	34,544
200,318	Government National Mortgage Association I, 4.0%, 11/15/44	216,013
1,444,264	Government National Mortgage Association I, 4.0%, 12/15/44	1,565,954
323,222	Government National Mortgage Association I, 4.0%, 1/15/45	352,399
610,911	Government National Mortgage Association I, 4.0%, 1/15/45	650,488
1,107,155	Government National Mortgage Association I, 4.0%, 1/15/45	1,197,897
1,449,310	Government National Mortgage Association I, 4.0%, 1/15/45	1,571,194
753,019	Government National Mortgage Association I, 4.0%, 2/15/45	815,454
1,114,835	Government National Mortgage Association I, 4.0%, 2/15/45	1,208,346
28,291	Government National Mortgage Association I, 4.0%, 3/15/45	30,049
1,462,631	Government National Mortgage Association I, 4.0%, 3/15/45	1,582,180
2,407,716	Government National Mortgage Association I, 4.0%, 4/15/45	2,627,263
1,350,129	Government National Mortgage Association I, 4.0%, 5/15/45	1,469,772
3,128,847	Government National Mortgage Association I, 4.0%, 6/15/45	3,415,055
509,614	Government National Mortgage Association I, 4.0%, 7/15/45	554,271
458,616	Government National Mortgage Association I, 4.0%, 8/15/45	498,803
128,681	Government National Mortgage Association I, 4.5%, 6/15/25	134,742
34,605	Government National Mortgage Association I, 4.5%, 7/15/33	38,043
119,249	Government National Mortgage Association I, 4.5%, 9/15/33	131,406
125,221	Government National Mortgage Association I, 4.5%, 10/15/33	136,354
129,199	Government National Mortgage Association I, 4.5%, 10/15/33	143,062
20,474	Government National Mortgage Association I, 4.5%, 2/15/34	22,415
14,388	Government National Mortgage Association I, 4.5%, 3/15/35	15,661
48,127	Government National Mortgage Association I, 4.5%, 3/15/35	52,417
18,697	Government National Mortgage Association I, 4.5%, 4/15/35	20,354
126,884	Government National Mortgage Association I, 4.5%, 4/15/35	139,993
5,103	Government National Mortgage Association I, 4.5%, 9/15/35	5,559
45,274	Government National Mortgage Association I, 4.5%, 10/15/35	49,508
44,698	Government National Mortgage Association I, 4.5%, 4/15/38	48,617
674,984	Government National Mortgage Association I, 4.5%, 12/15/39	745,212
257,864	Government National Mortgage Association I, 4.5%, 1/15/40	288,434
147,072	Government National Mortgage Association I, 4.5%, 9/15/40	163,007
523,032	Government National Mortgage Association I, 4.5%, 10/15/40	575,461
284,912	Government National Mortgage Association I, 4.5%, 4/15/41	313,040
619,084	Government National Mortgage Association I, 4.5%, 5/15/41	684,724
541,138	Government National Mortgage Association I, 4.5%, 6/15/41	594,442
217,121	Government National Mortgage Association I, 4.5%, 7/15/41	240,223
509,120	Government National Mortgage Association I, 4.5%, 8/15/41	560,202
43,688	Government National Mortgage Association I, 5.0%, 7/15/33	48,290
41,948	Government National Mortgage Association I, 5.0%, 9/15/33	46,521
50,169	Government National Mortgage Association I, 5.0%, 4/15/34	55,659

Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
273,366	Government National Mortgage Association I, 5.0%, 4/15/35	$ 309,044
115,973	Government National Mortgage Association I, 5.0%, 7/15/40	129,112
40,377	Government National Mortgage Association I, 5.5%, 1/15/29	43,854
8,667	Government National Mortgage Association I, 5.5%, 6/15/33	9,671
41,615	Government National Mortgage Association I, 5.5%, 7/15/33	47,228
44,748	Government National Mortgage Association I, 5.5%, 7/15/33	50,805
12,713	Government National Mortgage Association I, 5.5%, 8/15/33	14,434
20,927	Government National Mortgage Association I, 5.5%, 8/15/33	23,761
91,307	Government National Mortgage Association I, 5.5%, 8/15/33	101,887
30,472	Government National Mortgage Association I, 5.5%, 9/15/33	33,202
38,719	Government National Mortgage Association I, 5.5%, 9/15/33	42,113
30,021	Government National Mortgage Association I, 5.5%, 10/15/33	32,914
36,787	Government National Mortgage Association I, 5.5%, 10/15/33	41,773
208,154	Government National Mortgage Association I, 5.5%, 7/15/34	236,585
20,955	Government National Mortgage Association I, 5.5%, 10/15/34	23,231
267,683	Government National Mortgage Association I, 5.5%, 11/15/34	303,972
81,741	Government National Mortgage Association I, 5.5%, 1/15/35	92,472
15,794	Government National Mortgage Association I, 5.5%, 2/15/35	17,397
34,644	Government National Mortgage Association I, 5.5%, 2/15/35	37,647
28,156	Government National Mortgage Association I, 5.5%, 6/15/35	30,604
260,187	Government National Mortgage Association I, 5.5%, 7/15/35	295,216
30,062	Government National Mortgage Association I, 5.5%, 10/15/35	34,157
86,346	Government National Mortgage Association I, 5.5%, 10/15/35	97,849
23,641	Government National Mortgage Association I, 5.5%, 2/15/37	26,841
1,967	Government National Mortgage Association I, 5.72%, 4/15/29	2,133
66,253	Government National Mortgage Association I, 6.0%, 12/15/23	71,456
5,534	Government National Mortgage Association I, 6.0%, 1/15/24	6,096
22,886	Government National Mortgage Association I, 6.0%, 4/15/28	25,869
92,580	Government National Mortgage Association I, 6.0%, 9/15/28	103,339
5,172	Government National Mortgage Association I, 6.0%, 10/15/28	5,735
41,735	Government National Mortgage Association I, 6.0%, 2/15/29	47,226
43,084	Government National Mortgage Association I, 6.0%, 2/15/29	48,173
23,471	Government National Mortgage Association I, 6.0%, 6/15/31	25,913
12,136	Government National Mortgage Association I, 6.0%, 11/15/31	13,749
888	Government National Mortgage Association I, 6.0%, 3/15/32	1,007
3,778	Government National Mortgage Association I, 6.0%, 8/15/32	4,291
41,080	Government National Mortgage Association I, 6.0%, 9/15/32	45,454
75,711	Government National Mortgage Association I, 6.0%, 9/15/32	83,566
79,666	Government National Mortgage Association I, 6.0%, 9/15/32	87,930
5,652	Government National Mortgage Association I, 6.0%, 10/15/32	6,238
21,573	Government National Mortgage Association I, 6.0%, 10/15/32	24,023
5,417	Government National Mortgage Association I, 6.0%, 11/15/32	5,982
5,805	Government National Mortgage Association I, 6.0%, 11/15/32	6,415
7,127	Government National Mortgage Association I, 6.0%, 12/15/32	7,931
7,216	Government National Mortgage Association I, 6.0%, 12/15/32	8,027
46,233	Government National Mortgage Association I, 6.0%, 12/15/32	51,176
85,671	Government National Mortgage Association I, 6.0%, 12/15/32	94,453
100,073	Government National Mortgage Association I, 6.0%, 12/15/32	110,609
152,174	Government National Mortgage Association I, 6.0%, 12/15/32	168,448
242,242	Government National Mortgage Association I, 6.0%, 12/15/32	269,446
17,529	Government National Mortgage Association I, 6.0%, 1/15/33	19,348
29,730	Government National Mortgage Association I, 6.0%, 1/15/33	33,396
95,367	Government National Mortgage Association I, 6.0%, 1/15/33	108,361
15,461	Government National Mortgage Association I, 6.0%, 2/15/33	17,560
48,188	Government National Mortgage Association I, 6.0%, 2/15/33	53,218
50,929	Government National Mortgage Association I, 6.0%, 2/15/33	56,753
80,674	Government National Mortgage Association I, 6.0%, 2/15/33	90,906
24,609	Government National Mortgage Association I, 6.0%, 3/15/33	27,208
37,370	Government National Mortgage Association I, 6.0%, 3/15/33	42,293
47,820	Government National Mortgage Association I, 6.0%, 3/15/33	52,902
65,191	Government National Mortgage Association I, 6.0%, 3/15/33	74,079
68,143	Government National Mortgage Association I, 6.0%, 3/15/33	77,423
87,478	Government National Mortgage Association I, 6.0%, 3/15/33	98,689
138,469	Government National Mortgage Association I, 6.0%, 3/15/33	157,327
247,419	Government National Mortgage Association I, 6.0%, 3/15/33	287,037
9,535	Government National Mortgage Association I, 6.0%, 4/15/33	10,525
11,926	Government National Mortgage Association I, 6.0%, 4/15/33	13,160
28,762	Government National Mortgage Association I, 6.0%, 4/15/33	31,821
16,341	Government National Mortgage Association I, 6.0%, 5/15/33	18,044
95,868	Government National Mortgage Association I, 6.0%, 5/15/33	107,732
6,218	Government National Mortgage Association I, 6.0%, 6/15/33	7,052
7,517	Government National Mortgage Association I, 6.0%, 9/15/33	8,295
11,664	Government National Mortgage Association I, 6.0%, 9/15/33	12,981
38,113	Government National Mortgage Association I, 6.0%, 9/15/33	43,293
22,064	Government National Mortgage Association I, 6.0%, 10/15/33	24,464
85,785	Government National Mortgage Association I, 6.0%, 11/15/33	94,756
145,813	Government National Mortgage Association I, 6.0%, 3/15/34	168,579

Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
36,113	Government National Mortgage Association I, 6.0%, 6/15/34	$ 41,030
23,032	Government National Mortgage Association I, 6.0%, 8/15/34	26,160
41,133	Government National Mortgage Association I, 6.0%, 8/15/34	45,417
19,290	Government National Mortgage Association I, 6.0%, 9/15/34	21,862
34,395	Government National Mortgage Association I, 6.0%, 9/15/34	38,017
91,711	Government National Mortgage Association I, 6.0%, 9/15/34	104,249
41,446	Government National Mortgage Association I, 6.0%, 10/15/34	45,889
43,908	Government National Mortgage Association I, 6.0%, 10/15/34	48,524
91,687	Government National Mortgage Association I, 6.0%, 10/15/34	101,283
84,530	Government National Mortgage Association I, 6.0%, 11/15/34	94,678
494,633	Government National Mortgage Association I, 6.0%, 9/15/35	562,055
130,589	Government National Mortgage Association I, 6.0%, 8/15/36	148,342
76,572	Government National Mortgage Association I, 6.0%, 10/15/36	86,515
27,572	Government National Mortgage Association I, 6.0%, 11/15/37	31,310
25,999	Government National Mortgage Association I, 6.0%, 8/15/38	29,387
9,181	Government National Mortgage Association I, 6.5%, 10/15/24	9,987
5,446	Government National Mortgage Association I, 6.5%, 4/15/28	5,981
29,135	Government National Mortgage Association I, 6.5%, 4/15/28	31,971
5,402	Government National Mortgage Association I, 6.5%, 6/15/28	6,243
4,232	Government National Mortgage Association I, 6.5%, 8/15/28	4,711
2,060	Government National Mortgage Association I, 6.5%, 10/15/28	2,289
8,694	Government National Mortgage Association I, 6.5%, 10/15/28	9,559
18,265	Government National Mortgage Association I, 6.5%, 1/15/29	20,043
834	Government National Mortgage Association I, 6.5%, 2/15/29	926
3,871	Government National Mortgage Association I, 6.5%, 2/15/29	4,279
9,404	Government National Mortgage Association I, 6.5%, 2/15/29	10,544
3,067	Government National Mortgage Association I, 6.5%, 3/15/29	3,366
4,059	Government National Mortgage Association I, 6.5%, 3/15/29	4,454
5,689	Government National Mortgage Association I, 6.5%, 3/15/29	6,389
14,181	Government National Mortgage Association I, 6.5%, 3/15/29	15,562
60,882	Government National Mortgage Association I, 6.5%, 3/15/29	67,045
1,467	Government National Mortgage Association I, 6.5%, 5/15/29	1,631
2,331	Government National Mortgage Association I, 6.5%, 5/15/29	2,562
34,570	Government National Mortgage Association I, 6.5%, 5/15/29	40,414
20,369	Government National Mortgage Association I, 6.5%, 6/15/29	22,352
36,611	Government National Mortgage Association I, 6.5%, 4/15/31	43,501
9,271	Government National Mortgage Association I, 6.5%, 5/15/31	11,048
9,369	Government National Mortgage Association I, 6.5%, 5/15/31	11,279
33,316	Government National Mortgage Association I, 6.5%, 5/15/31	37,706
4,416	Government National Mortgage Association I, 6.5%, 6/15/31	5,020
11,303	Government National Mortgage Association I, 6.5%, 7/15/31	12,403
24,573	Government National Mortgage Association I, 6.5%, 8/15/31	27,973
9,817	Government National Mortgage Association I, 6.5%, 9/15/31	10,823
4,002	Government National Mortgage Association I, 6.5%, 10/15/31	4,392
4,056	Government National Mortgage Association I, 6.5%, 10/15/31	4,562
40,550	Government National Mortgage Association I, 6.5%, 10/15/31	45,502
2,564	Government National Mortgage Association I, 6.5%, 11/15/31	2,814
38,083	Government National Mortgage Association I, 6.5%, 11/15/31	41,790
15,145	Government National Mortgage Association I, 6.5%, 1/15/32	16,620
63,418	Government National Mortgage Association I, 6.5%, 1/15/32	74,168
4,361	Government National Mortgage Association I, 6.5%, 2/15/32	4,948
10,946	Government National Mortgage Association I, 6.5%, 2/15/32	12,816
11,986	Government National Mortgage Association I, 6.5%, 2/15/32	14,074
17,533	Government National Mortgage Association I, 6.5%, 2/15/32	19,240
21,820	Government National Mortgage Association I, 6.5%, 2/15/32	25,394
8,948	Government National Mortgage Association I, 6.5%, 3/15/32	10,077
66,914	Government National Mortgage Association I, 6.5%, 3/15/32	76,838
3,855	Government National Mortgage Association I, 6.5%, 4/15/32	4,230
6,607	Government National Mortgage Association I, 6.5%, 4/15/32	7,537
8,056	Government National Mortgage Association I, 6.5%, 4/15/32	9,176
45,709	Government National Mortgage Association I, 6.5%, 4/15/32	54,663
2,977	Government National Mortgage Association I, 6.5%, 5/15/32	3,355
4,605	Government National Mortgage Association I, 6.5%, 5/15/32	5,054
6,775	Government National Mortgage Association I, 6.5%, 5/15/32	7,702
6,808	Government National Mortgage Association I, 6.5%, 5/15/32	8,154
7,985	Government National Mortgage Association I, 6.5%, 6/15/32	8,762
8,663	Government National Mortgage Association I, 6.5%, 6/15/32	9,953
8,961	Government National Mortgage Association I, 6.5%, 6/15/32	9,834
7,745	Government National Mortgage Association I, 6.5%, 7/15/32	8,499
8,752	Government National Mortgage Association I, 6.5%, 7/15/32	9,946
88,062	Government National Mortgage Association I, 6.5%, 7/15/32	104,259
3,341	Government National Mortgage Association I, 6.5%, 8/15/32	3,830
22,677	Government National Mortgage Association I, 6.5%, 8/15/32	26,935
29,469	Government National Mortgage Association I, 6.5%, 8/15/32	33,682
13,833	Government National Mortgage Association I, 6.5%, 9/15/32	16,389
32,267	Government National Mortgage Association I, 6.5%, 9/15/32	35,409
33,982	Government National Mortgage Association I, 6.5%, 9/15/32	39,251

Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
36,617	Government National Mortgage Association I, 6.5%, 10/15/32	$ 40,182
31,824	Government National Mortgage Association I, 6.5%, 11/15/32	38,251
195,028	Government National Mortgage Association I, 6.5%, 12/15/32	234,763
2,163	Government National Mortgage Association I, 6.5%, 1/15/33	2,571
215,697	Government National Mortgage Association I, 6.5%, 1/15/33	261,400
26,960	Government National Mortgage Association I, 6.5%, 5/15/33	30,769
1,422	Government National Mortgage Association I, 6.5%, 10/15/33	1,631
99,622	Government National Mortgage Association I, 6.5%, 6/15/34	114,680
3,615	Government National Mortgage Association I, 6.5%, 9/15/34	3,967
36,131	Government National Mortgage Association I, 6.5%, 4/15/35	39,649
5,812	Government National Mortgage Association I, 6.5%, 6/15/35	6,378
16,353	Government National Mortgage Association I, 6.5%, 7/15/35	17,945
58,471	Government National Mortgage Association I, 6.5%, 7/15/35	64,164
8,927	Government National Mortgage Association I, 7.0%, 8/15/23	9,452
27,822	Government National Mortgage Association I, 7.0%, 9/15/24	30,350
9,934	Government National Mortgage Association I, 7.0%, 7/15/25	10,751
4,254	Government National Mortgage Association I, 7.0%, 11/15/26	4,805
10,072	Government National Mortgage Association I, 7.0%, 6/15/27	11,411
10,173	Government National Mortgage Association I, 7.0%, 1/15/28	11,265
8,003	Government National Mortgage Association I, 7.0%, 2/15/28	8,413
10,350	Government National Mortgage Association I, 7.0%, 3/15/28	10,589
4,216	Government National Mortgage Association I, 7.0%, 4/15/28	4,231
9,863	Government National Mortgage Association I, 7.0%, 7/15/28	11,115
761	Government National Mortgage Association I, 7.0%, 8/15/28	865
9,572	Government National Mortgage Association I, 7.0%, 11/15/28	11,294
26,715	Government National Mortgage Association I, 7.0%, 11/15/28	31,395
18,662	Government National Mortgage Association I, 7.0%, 4/15/29	19,358
19,168	Government National Mortgage Association I, 7.0%, 4/15/29	21,053
19,258	Government National Mortgage Association I, 7.0%, 5/15/29	19,699
6,426	Government National Mortgage Association I, 7.0%, 7/15/29	7,272
36,739	Government National Mortgage Association I, 7.0%, 11/15/29	41,417
1,288	Government National Mortgage Association I, 7.0%, 12/15/30	1,292
1,670	Government National Mortgage Association I, 7.0%, 12/15/30	1,705
21,751	Government National Mortgage Association I, 7.0%, 12/15/30	25,928
33,115	Government National Mortgage Association I, 7.0%, 12/15/30	33,657
37,227	Government National Mortgage Association I, 7.0%, 1/15/31	37,742
4,608	Government National Mortgage Association I, 7.0%, 3/15/31	4,737
16,392	Government National Mortgage Association I, 7.0%, 6/15/31	19,905
1,964	Government National Mortgage Association I, 7.0%, 7/15/31	2,375
91,397	Government National Mortgage Association I, 7.0%, 8/15/31	110,954
9,783	Government National Mortgage Association I, 7.0%, 9/15/31	10,304
26,039	Government National Mortgage Association I, 7.0%, 9/15/31	29,930
7,123	Government National Mortgage Association I, 7.0%, 11/15/31	7,503
41,033	Government National Mortgage Association I, 7.0%, 3/15/32	47,163
32,078	Government National Mortgage Association I, 7.0%, 4/15/32	36,882
59,237	Government National Mortgage Association I, 7.0%, 5/15/32	73,310
2,325	Government National Mortgage Association I, 7.5%, 3/15/23	2,359
15,124	Government National Mortgage Association I, 7.5%, 10/15/23	16,186
951	Government National Mortgage Association I, 7.5%, 6/15/24	966
6,822	Government National Mortgage Association I, 7.5%, 8/15/25	6,901
3,009	Government National Mortgage Association I, 7.5%, 9/15/25	3,292
4,390	Government National Mortgage Association I, 7.5%, 2/15/27	4,470
18,661	Government National Mortgage Association I, 7.5%, 3/15/27	21,877
27,733	Government National Mortgage Association I, 7.5%, 10/15/27	31,314
12,632	Government National Mortgage Association I, 7.5%, 6/15/29	14,331
2,310	Government National Mortgage Association I, 7.5%, 8/15/29	2,348
6,945	Government National Mortgage Association I, 7.5%, 8/15/29	7,032
13,058	Government National Mortgage Association I, 7.5%, 9/15/29	13,108
4,944	Government National Mortgage Association I, 7.5%, 10/15/29	5,136
12,502	Government National Mortgage Association I, 7.5%, 2/15/31	12,659
13,829	Government National Mortgage Association I, 7.5%, 2/15/31	14,334
6,136	Government National Mortgage Association I, 7.5%, 3/15/31	6,348
38,319	Government National Mortgage Association I, 7.5%, 12/15/31	40,308
1,899	Government National Mortgage Association I, 7.75%, 2/15/30	1,928
536	Government National Mortgage Association I, 8.5%, 8/15/21	538
34	Government National Mortgage Association I, 9.0%, 9/15/21	34
873	Government National Mortgage Association I, 9.0%, 6/15/22	886
417,105	Government National Mortgage Association II, 3.5%, 3/20/45	444,624
457,050	Government National Mortgage Association II, 3.5%, 4/20/45	488,670
649,982	Government National Mortgage Association II, 3.5%, 4/20/45	698,962
939,154	Government National Mortgage Association II, 3.5%, 4/20/45	1,009,178
1,310,855	Government National Mortgage Association II, 3.5%, 3/20/46	1,421,666
4,999,532	Government National Mortgage Association II, 4.0%, 7/20/44	5,449,254
137,087	Government National Mortgage Association II, 4.0%, 9/20/44	149,429
1,178,947	Government National Mortgage Association II, 4.0%, 10/20/44	1,285,009
4,258,514	Government National Mortgage Association II, 4.0%, 10/20/46	4,574,879
1,690,551	Government National Mortgage Association II, 4.0%, 2/20/48	1,863,995

Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
1,859,375	Government National Mortgage Association II, 4.0%, 4/20/48	$2,050,564
981,006	Government National Mortgage Association II, 4.0%, 12/20/49	1,050,080
11,301,808	Government National Mortgage Association II, 4.0%, 1/20/50	12,007,661
44,214	Government National Mortgage Association II, 4.5%, 12/20/34	47,500
157,103	Government National Mortgage Association II, 4.5%, 1/20/35	167,952
29,371	Government National Mortgage Association II, 4.5%, 3/20/35	31,437
814,162	Government National Mortgage Association II, 4.5%, 9/20/41	896,845
3,875,897	Government National Mortgage Association II, 4.5%, 9/20/44	4,158,136
1,166,749	Government National Mortgage Association II, 4.5%, 10/20/44	1,273,793
2,394,336	Government National Mortgage Association II, 4.5%, 11/20/44	2,613,544
4,678,305	Government National Mortgage Association II, 4.5%, 2/20/48	5,033,877
24,276,805	Government National Mortgage Association II, 4.5%, 1/20/50	25,907,568
120,503	Government National Mortgage Association II, 5.5%, 3/20/34	135,718
102,270	Government National Mortgage Association II, 5.5%, 4/20/34	115,151
52,603	Government National Mortgage Association II, 5.5%, 10/20/37	57,040
62,671	Government National Mortgage Association II, 5.75%, 6/20/33	67,962
20,674	Government National Mortgage Association II, 5.9%, 1/20/28	22,494
44,712	Government National Mortgage Association II, 5.9%, 7/20/28	48,295
11,422	Government National Mortgage Association II, 6.0%, 10/20/31	12,745
57,560	Government National Mortgage Association II, 6.0%, 1/20/33	66,413
61,430	Government National Mortgage Association II, 6.0%, 10/20/33	70,011
35,724	Government National Mortgage Association II, 6.0%, 6/20/34	41,062
42,404	Government National Mortgage Association II, 6.45%, 7/20/32	45,730
73,885	Government National Mortgage Association II, 6.45%, 1/20/33	79,679
8,719	Government National Mortgage Association II, 6.5%, 1/20/24	9,198
24,807	Government National Mortgage Association II, 6.5%, 8/20/28	28,619
1,187	Government National Mortgage Association II, 6.5%, 2/20/29	1,392
465	Government National Mortgage Association II, 6.5%, 3/20/29	540
14,221	Government National Mortgage Association II, 6.5%, 4/20/29	16,585
8,135	Government National Mortgage Association II, 6.5%, 4/20/31	9,692
5,513	Government National Mortgage Association II, 6.5%, 6/20/31	6,515
25,389	Government National Mortgage Association II, 6.5%, 10/20/32	30,156
37,786	Government National Mortgage Association II, 6.5%, 3/20/34	45,437
3,856	Government National Mortgage Association II, 7.0%, 5/20/26	4,278
11,170	Government National Mortgage Association II, 7.0%, 8/20/27	12,880
11,960	Government National Mortgage Association II, 7.0%, 6/20/28	13,959
40,526	Government National Mortgage Association II, 7.0%, 11/20/28	47,710
43,926	Government National Mortgage Association II, 7.0%, 1/20/29	51,683
4,135	Government National Mortgage Association II, 7.0%, 2/20/29	4,817
1,212	Government National Mortgage Association II, 7.0%, 12/20/30	1,433
6,140	Government National Mortgage Association II, 7.0%, 1/20/31	7,173
3,121	Government National Mortgage Association II, 7.0%, 3/20/31	3,751
17,999	Government National Mortgage Association II, 7.0%, 7/20/31	21,412
6,555	Government National Mortgage Association II, 7.0%, 11/20/31	7,896
7,600	Government National Mortgage Association II, 7.5%, 5/20/30	9,167
2,203	Government National Mortgage Association II, 7.5%, 6/20/30	2,633
4,737	Government National Mortgage Association II, 7.5%, 7/20/30	5,573
6,904	Government National Mortgage Association II, 7.5%, 8/20/30	8,284
3,561	Government National Mortgage Association II, 7.5%, 12/20/30	4,286
8	Government National Mortgage Association II, 8.0%, 5/20/25	8
1,014	Government National Mortgage Association II, 9.0%, 3/20/22	1,019
134	Government National Mortgage Association II, 9.0%, 4/20/22	134
1,576	Government National Mortgage Association II, 9.0%, 11/20/24	1,583
334,647	New Valley Generation V, 4.929%, 1/15/21	340,004
8,594,526	U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	9,826,069
64,510,868	U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	76,796,480
76,456,767	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46	92,917,018
64,729,294	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/48	79,682,170
52,443,083	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/49	65,154,804
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $1,316,507,503)	$1,404,457,520
	TEMPORARY CASH INVESTMENTS - 0.6% of Net Assets
	REPURCHASE AGREEMENTS - 0.6%
21,440,000	$21,440,000 RBC Capital Markets LLC, 0.01%, dated 3/31/20 plus accrued interest on 4/1/20 collateralized by the following:	$21,440,000
	$6,887,438 Federal National Mortgage Association, 4.0%, 6/1/47
	$14,981,368 Government National Mortgage Association, 4.5%, 1/15/48-5/20/48.
12,430,000	$12,430,000 TD Securities USA LLC, 0.01%, dated 3/31/20 plus accrued interest on 4/1/20 collateralized by the following:
	$6,339,301 Federal National Mortgage Association, 3.0%, 3/1/50
	$6,339,370 U.S. Treasury Notes, 0.4%-0.6%, 7/15/21-7/15/27.	12,430,000
		$33,870,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $33,870,000)	$33,870,000

Value
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 97.7%
(Cost $5,773,067,313)	$5,504,257,937
OTHER ASSETS AND LIABILITIES - 2.3%	$129,581,321
NET ASSETS - 100.0%	$5,633,839,258

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFRRATE	Secured Overnight Financing Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2020, the value of these securities amounted to $2,347,973,856, or 41.7% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2020.

(a)	Security is perpetual in nature and has no stated maturity date.
(b)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2020.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2020.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at March 31, 2020.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Securities are restricted as to resale.
(g)	Non-income producing security.
(h)	Issued as participation notes.
(i)	Issued as preference shares.
(j)	Consists of Revenue Bonds unless otherwise indicated.

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
1,062	U.S. 2 Year Note (CBT)	6/30/20	$230,653,125	$234,046,546	$3,393,421
4,413	U.S. 5 Year Note (CBT)	6/30/20	535,834,539	553,210,922	17,376,383
400	U.S. Ultra Bond (CBT)	6/19/20	80,500,039	88,750,000	8,249,961
			$846,987,703	$876,007,468	$29,019,765

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
2,113	U.S. 10 Year Note (CBT)	6/19/20	$280,903,437	$293,046,687	$(12,143,250)
3,419	U.S. 10 Year Ultra	6/19/20	509,238,453	533,470,844	(24,232,391)
342	U.S. Long Bond (CBT)	6/19/20	56,862,813	61,239,375	(4,376,562)
			$847,004,703	$887,756,906	$(40,752,203)
TOTAL FUTURES CONTRACTS			$(17,000)	$(11,749,438)	$(11,732,438)

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
90,316,800	Markit CDX North America High Receive Yield Index Series 31	Receive	5.00%	12/20/24	$ (978,432)	$(4,000,980)	$(4,979,412)
25,690,000	Markit CDX North America High Receive Yield Index	Receive	5.00%	6/20/25	(1,608,194)	50,574	(1,557,620)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION					$(2,586,626)	$(3,950,406)	$(6,537,032)
TOTAL SWAP CONTRACTS					$(2,586,626)	$(3,950,406)	$(6,537,032)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

CAD	-	Canadian Dollar
EUR	-	Euro

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	$43,291,200	$–	$–	$43,291,200
Asset Backed Securities	–	823,342,003	7,019,250	830,361,253
Collateralized Mortgage Obligations	–	877,886,546	–	877,886,546
Commercial Mortgage-Backed Securities	–	325,564,071	–	325,564,071
Corporate Bonds	–	1,743,417,656	–	1,743,417,656
Foreign Government Bond	–	13,472,122	–	13,472,122
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes - California	–	–	2,532,513	2,532,513
Multiperil - Massachusetts	–	–	3,048,046	3,048,046
Multiperil - U.S.	–	–	5,023,839	5,023,839
Multiperil - U.S. & Canada	–	–	2,935,969	2,935,969
Multiperil - U.S. Regional	–	–	5,200,873	5,200,873
Multiperil - Worldwide	–	–	8,677,909	8,677,909
Windstorm - Florida	–	–	282,782	282,782
Windstorm - North Carolina	–	–	21,875	21,875
Windstorm - U.S. Regional	–	–	1,881,430	1,881,430
Reinsurance Sidecars
Multiperil - U.S.	–	–	7,264,068	7,264,068
Multiperil - Worldwide	–	–	80,959,077	80,959,077
All Other Insurance-Linked Securities	–	38,142,560	–	38,142,560
Municipal Bonds	–	3,083,069	–	3,083,069
Senior Secured Floating Rate Loan Interests	–	72,883,559	–	72,883,559
U.S. Government and Agency Obligations	–	1,404,457,520	–	1,404,457,520
Repurchase Agreements	–	33,870,000	–	33,870,000
Total Investments in Securities	$43,291,200	$5,336,119,106	$124,847,631	$5,504,257,937
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(11,732,438)	$–	$–	$(11,732,438)
Swap contracts, at value	–	(6,537,032)	–	(6,537,032)
Total Other Financial Instruments	$(11,732,438)	$(6,537,032)	$–	$(18,269,470)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Asset Backed Securities	Insurance-Linked Securities	Total
Balance as of 6/30/19	$--	$119,118,336	$119,118,336
Realized gain (loss)	--	(506,257)	(506,257)
Change in unrealized appreciation (depreciation)	(330,750)	451,055	120,305
Accrued discounts/premiums	--	(6,828)	(6,828)
Purchases	7,350,000	66,635,038	73,985,038
Sales	--	(67,862,963)	(67,862,963)
Transfers in to Level 3*	–	–	–
Transfers out of Level 3*	–	–	–
Balance as of 3/31/20	$7,019,250	$117,828,381	$124,847,631

*  Transfers are calculated on the beginning of period values. For the nine months ended March 31, 2020, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at March 31, 2020: $(29,453).